As filed with the Securities and Exchange
                         Commission on November 7, 2011


                                                              File No. 2-29901
                                                                      811-1716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          ----------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                          Pre-Effective Amendment No.


                       Post-Effective Amendment No. 110 X


                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF l940


                               Amendment No. 89 X

                          ----------------------------

                        ALLIANCEBERNSTEIN CAP FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


             1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                          ----------------------------

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York l0105
                    (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                              Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005

      It is proposed that this filing will become effective (check appropriate box):


         [_]   immediately upon filing pursuant to paragraph (b)
         [ ]   on (date) pursuant to paragraph (b)
         [_]   60 days after filing pursuant to paragraph (a)(1)
         [_]   on (date) pursuant to paragraph (a)(1)
         [X]   75 days after filing pursuant to paragraph (a)(2)
         [_]   on (date) pursuant to paragraph (a)(2) of Rule 485.


         If appropriate, check the following box:

         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment No. 110 relates solely to the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Equity Portfolio. No information in the Registrant's Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Small Cap Growth Portfolio, the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein U.S. Strategic Research Portfolio, the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy - U.S., the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy - Global, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Discovery Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Focus 40 Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Multi-Asset Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Plus Fund and the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Equity Portfolio is amended or superseded.

EMERGING MARKETS EQUITY PORTFOLIO--(A, C AND ADVISOR CLASS SHARES)

PROSPECTUS | [_________], 2012

AllianceBernstein Emerging Markets Equity Portfolio


(Shares Offered-Exchange Ticker Symbol)
Class A-[_____]; Class C-[_____]; Advisor Class-[_____])




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                 [LOGO OMITTED]
                                       AB
                               ALLIANCEBERNSTEIN
                                  Investments

Investment Products Offered

--------------------------

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
--------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                     Page
SUMMARY INFORMATION..................................................[__]

   AllianceBernstein Emerging Markets Equity Portfolio...............[__]

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS........[__]

INVESTING IN THE FUND................................................[__]

   How to Buy Shares.................................................[__]

   The Different Share Class Expenses................................[__]

   Sales Charge Reduction Programs...................................[__]

   CDSC Waivers and Other Programs...................................[__]

   The "Pros" and "Cons" of Different Share Classes..................[__]

   Payments to Financial Advisors and Their Firms....................[__]

   How to Exchange Shares............................................[__]

   How to Sell or Redeem Shares......................................[__]

   Frequent Purchases and Redemptions of Fund Shares.................[__]

   How the Fund Values Its Shares....................................[__]

MANAGEMENT OF THE FUND...............................................[__]

DIVIDENDS, DISTRIBUTIONS AND TAXES...................................[__]

GENERAL INFORMATION..................................................[__]

FINANCIAL HIGHLIGHTS.................................................[__]

APPENDIX A - HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.........[__]

SUMMARY INFORMATION
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs on page [___] of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page [___] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)

                                                                       Advisor
                                Class A Shares     Class C Shares   Class Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)        4.25%              None            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price or redemption
proceeds, whichever is lower)        None             1.00%(a)          None
--------------------------------------------------------------------------------
Exchange Fee                         None               None            None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)


                                                        Class A        Class C     Advisor Class
------------------------------------------------------------------------------------------------
Management Fees                                         1.18%          1.18%          1.18%
Distribution and/or Service (12b-1) Fees                 .30%          1.00%           None
Other Expenses:
   Transfer Agent                                       [_____]%      [_____]%        [_____]%
   Other Expenses                                       [_____]%      [_____]%        [_____]%
                                                        --------      --------        --------
Total Other Expenses(b)                                 [_____]%      [_____]%        [_____]%
                                                        --------      --------        --------
Total Annual Fund Operating Expenses                    [_____]%      [_____]%        [_____]%
                                                        ========      ========        ========
Fee Waiver and/or Expense Reimbursement(c)              [_____]%      [_____]%        [_____]%
                                                        --------      --------        --------
Total Annual Fund Operating Expenses After Fee Waiver
   and/or Expense Reimbursement                         1.75%          2.45%          1.45%
                                                        ========      ========        ========

--------
(a) For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.

(b) Total other expenses are based on estimated amounts for the current fiscal year.

(c) The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through _______, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. This cap on net expenses applies to total annual fund operating expenses, excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until ________, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the Total Annual Fund Operating Expenses After Fee Waiver reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A        Class C      Advisor Class
                       --------       --------     --------------

After 1 Year            $[____]        $[____]         $[____]
After 3 Years           $[____]        $[____]         $[____]

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of period:

                        Class A        Class C      Advisor Class
                       --------       --------     --------------

After 1 Year            $[____]        $[____]         $[____]
After 3 Years           $[____]        $[____]         $[____]


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES

The Fund invests at least 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. Examples of emerging markets include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Investing in emerging markets generally involves risks greater than investing in the markets of developed countries.

In managing the Fund, the Adviser will apply a value philosophy, selecting stocks with low prices in relation to the Adviser's estimates of the companies' earnings power, future book values and dividend-paying capabilities. The Adviser will select investments for the Fund based on a "bottom-up" approach, primarily taking into account its research findings on specific companies and industries rather than broad economic forecasts.

In allocating the Fund's assets among emerging-market countries, the Adviser will consider such factors as the current country exposure of the Fund, the liquidity and volatility of the stock markets represented, the key economic characteristics of the countries, and transaction costs. In general, no more than 25% of the Fund's net assets will be invested in issuers in any one country. The Fund may invest in companies of any size.

Currency fluctuations can have a dramatic impact of equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Fund may also take long positions in currencies by investing directly in currencies or by investing in currency-related derivatives.

PRINCIPAL RISKS

      o Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. For example, emerging market countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

      o Market Risk: The value of the Fund's assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

      o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

      o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

      o Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

      o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small investments may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

      o Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

      o Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

                        Length of Service
Employee                with the Fund      Title
--------------------------------------------------------------------------------
Henry S. D'Auria        Since 2012         Senior Vice President of the Adviser

Sammy Suzuki            Since 2012         Senior Vice President of the Adviser


PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

                                       Initial               Subsequent

Class A/Class C Shares, including      $2,500                    $50
traditional IRAs and Roth IRAs

Automatic Investment Program         No minimum                  $50

                                                     If initial minimum
                                                     investment is less than
                                                     $2,500, then $200 monthly
                                                     until account balance
                                                     reaches $2,500

Advisor Class Shares (only              None                    None
available to fee-based programs
or through other limited
arrangements)


You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the investment practices and related risks of the Fund. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of the Fund's investment practices and additional information about the Fund's risks and investments can be found in the Fund's SAI.

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. The Fund may experience greater price volatility and significantly lower liquidity than U.S. portfolios. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on the Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. Events such as the seizure, nationalization or expropriation of assets, confiscatory taxation, and the imposition of currency exchange controls may occur, in which case the Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, currency exchange controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

For purposes of the Fund, "emerging market issuer" is an issuer that is domiciled in, maintains its principal listing in, is principally traded in or has its principal operations in (as defined in the SAI) an emerging market country. An emerging market issuer will also include any issuer included in the MSCI Emerging Markets Index or the MSCI Emerging Markets Frontier Index. "Emerging market country" is defined as any country with securities included in the MSCI Emerging Markets Index or the MSCI Emerging Markets Frontier Index, any country whose per capita gross national income is not classified as "High Income" by the World Bank, or any country that is not a member of the Organisation for Economic Co-Operation and Development. The Fund may define "emerging market issuer" and "emerging market country" differently in the future.

FOREIGN (NON-U.S.) CURRENCIES
Investing in and exposure to foreign currencies involves special risks and considerations, in that the Fund will be adversely affected by reductions in the value of foreign currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, the Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

The Fund may also invest directly in foreign currencies for non-hedging purposes, directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing the Fund's NAV to fluctuate.

DERIVATIVES
The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives - options, futures, forwards and swaps - each of which is described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired, and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Fund's investments in derivatives may include, but are not limited to, the following:

o Forward Contracts-- A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash), or is rolled forward into a new forward contract. The Fund's investments in forward contracts may include the following:

      - Forward Currency Exchange Contracts. The Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions". The Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

o Futures Contracts and Options on Futures Contracts-- A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. The Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. In addition, the Fund may for example purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions".

o Options-- An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Fund's investments in options may include the following:

      - Options on Securities. The Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. The Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options. The Fund may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, futures or other instruments. In addition, the Fund may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

            If the Fund purchases or writes privately negotiated options on securities, it will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser. The Adviser has adopted procedures for monitoring the creditworthiness of such counterparties.

      - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

      - Options on Foreign Currencies. The Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by the Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs. The Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions".

o Swap Transactions-- A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps or currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Except for currency swaps as described below, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Rather, most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund's investments in swap transactions may include the following:

      - Currency Swaps. The Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions". Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

      - Total Return Swaps. The Fund may enter into total return swaps in order to take a "long" or "short" position with respect to an underlying asset. A total return swap involves commitments to pay interest in exchange for a market-linked return based on a notional amount of the underlying asset. Therefore, when the Fund enters into a total return swap, it is subject to the market price volatility of the underlying asset. To the extent that the total return of the security, group of securities or index underlying the swap exceeds or falls short of the offsetting interest obligation, the Fund will receive or make a payment to the counterparty.

o     Other Derivatives and Strategies--

      - Currency Transactions. The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

      - Synthetic Foreign Equity Securities. The Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

            Other types of synthetic foreign equity securities in which the Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrant usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which they can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

            The Fund will acquire synthetic foreign equity securities issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign (non-U.S.) risk and currency risk.

CONVERTIBLE SECURITIES
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

DEPOSITARY RECEIPTS AND SECURITIES OF SUPRANATIONAL ENTITIES
The Fund may invest in depositary receipts. American Depositary Receipts, or ADRs, are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depositary Receipts, or GDRs, European Depositary Receipts, or EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

EQUITY-LINKED DEBT SECURITIES
Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by the Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. The Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

ILLIQUID SECURITIES
Under current Securities and Exchange Commission ("Commission") guidelines, the Fund limits its investments in illiquid securities to 15% of its net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the Fund has valued the securities. If the Fund invests in illiquid securities, the Fund may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INVESTMENT IN EXCHANGE-TRADED FUNDS AND OTHER INVESTMENT COMPANIES
The Fund may invest in shares of exchange-traded funds, or ETFs, subject to the restrictions and limitations of the Investment Company Act of 1940 (the "1940 Act") or any applicable rules, exemptive orders or regulatory guidance. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. The ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in buying and selling the ETFs. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices, expenses that will be indirectly borne by the Fund. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their indices. The market value of an ETF's shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.

The Fund may also invest in investment companies other than ETFs as permitted by the 1940 Act or the rules and regulations thereunder. The Fund intends to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses.

LEVERAGE
It is expected that the Fund's investments in certain derivatives may effectively leverage the Fund's portfolio. In addition, the Fund may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements. This means that the Fund uses cash made available during the term of these transactions to make investments in other securities.

Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders. These include a higher volatility of the NAV of the Fund's shares and the relatively greater effect on the NAV of the shares. So long as the Fund is able to realize a return on its investments made with leveraged cash that is higher than the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged. If the carrying costs of leveraged transactions approach the return on the Fund's investments made through leverage, the benefit of leverage to the Fund's shareholders will be reduced. If the carrying costs of leveraged transactions were to exceed the return to shareholders, the Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV. In an extreme case, if the Fund's current investment income were not sufficient to meet the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing its NAV.

LOANS OF PORTFOLIO SECURITIES
For the purposes of achieving income, the Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act. Under the Fund's securities lending program, all securities loans will be secured continually by cash collateral. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans justifies the attendant risk. The Fund will be compensated for the loan from a portion of the net return from the interest earned on cash collateral after a rebate paid to the borrower (in some cases this rebate may be a "negative rebate", or fee paid by the borrower to the Fund in connection with the loan) and payments for fees of the securities lending agent and for certain other administrative expenses.

The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

The Fund will invest cash collateral in a money market fund approved by the Fund's Board of Directors (the "Board") and expected to be managed by the Adviser, such as AllianceBernstein Exchange Reserves. Any such investment will be at the Fund's risk. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

PREFERRED STOCK
The Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of common shares per preferred share, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts, or REITs, are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest and principal payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the United States Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
The Fund may enter into repurchase agreements in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

The Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, the Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

REVERSE REPURCHASE AGREEMENTS
A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements are subject to the Fund's limitations on borrowings and create leverage risk for the Fund. In addition, reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

INVESTMENT IN SMALLER, LESS-SEASONED COMPANIES
Investment in smaller, less-seasoned companies involves greater risks than are customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel that have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller, less-seasoned companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

FUTURE DEVELOPMENTS
The Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
The Fund is a series of AllianceBernstein Cap Fund, Inc., (the "Fund") with one Board. The Board may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. The Fund will not change its policy to invest at least 80% of its net assets in emerging market issuers and/or the currencies of emerging market countries without 60 days' prior written notice to shareholders. Unless otherwise noted, all other policies of the Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, the Fund may reduce its positions in equity securities and longer-term debt securities and invest in, without limit, certain types of short-term, liquid, high-grade or high-quality debt securities. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares of the Fund that are offered in this Prospectus. The Fund offers three classes of shares through this Prospectus. Retirement shares of the Fund are available through a separate prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The 'Pros' and 'Cons' of Different Share Classes" below. Only Class A shares offer Quantity Discounts on sales charges, as described under "Sales Charge Reduction Programs" below.

HOW TO BUY SHARES

The purchase of the Fund's shares is priced at the next determined NAV after your order is received in proper form.

CLASS A AND CLASS C SHARES

You may purchase the Fund's Class A or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Fund's principal underwriter, AllianceBernstein Investments, Inc., or ABI.

PURCHASE MINIMUMS AND MAXIMUMS
-------------------------------

MINIMUMS:*

--Initial:                                  $   2,500

--Subsequent:                               $      50

* Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" and "Retirement Plans, Tax-Deferred Accounts and Employee Benefit Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

MAXIMUM INDIVIDUAL PURCHASE AMOUNT:

--Class A shares                                    None

--Class C shares                            $  1,000,000

Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern Time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before 4:00 p.m., Eastern Time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

ADVISOR CLASS SHARES
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

o through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

The Fund's SAI has more detailed information about who may purchase and hold Advisor Class shares.

RETIREMENT PLANS, TAX-DEFERRED ACCOUNTS AND EMPLOYEE BENEFIT PLANS
Special investment minimums and other eligibility requirements for the purchase of Class A and Class C shares by these types of plans may apply. Investment minimums are as set forth in the list below:

o     Traditional and Roth IRAs (the minimums listed in the table above);

o     SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans (no minimums);

o AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum);

o AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets and 100 employees (no minimums); and

o certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund (no minimums).

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees, and to group retirement plans with plan assets of less than $1,000,000.

IRA custodians, plan sponsors, plan fiduciaries and other intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of shares of the Fund, including minimum investment requirements greater than those described above and maximum investment requirements.

REQUIRED INFORMATION
The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

The Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund Application.

GENERAL
ABI may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. Only Class A shares offer Quantity Discounts as described below.

      -----------------------------------------------------------------
                           WHAT IS A RULE 12b-1 FEE?

      A Rule 12b-1 fee is a fee deducted from the Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the Fund's fee table included in the Summary Information section above.
      -----------------------------------------------------------------

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES
The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is up to:

                                                   Distribution and/or Service
                                                     (Rule 12b-1) Fee (As a
                                                     Percentage of Aggregate
                                                    Average Daily Net Assets)
--------------------------------------------------------------------------------
Class A                                                   0.30%

Class C                                                   1.00%

Advisor Class                                             None

Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Because higher fees mean a higher expense ratio, Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

CLASS A SHARES - INITIAL SALES CHARGE ALTERNATIVE
You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Any applicable sales charge will be deducted directly from your investment. Larger investments are subject to "breakpoints or quantity discounts" as discussed below. Purchases of Class A shares in the amount of $1,000,000 or more or by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial charge, but may be subject to a 1% CDSC if redeemed or terminated within one year.

CLASS C SHARES - ASSET-BASED SALES CHARGE ALTERNATIVE
You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. If you redeem your shares and directly invest the proceeds in units of the CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares or purchase of CollegeBoundfund units.

Class C shares do not convert to any other class of shares of the Fund.

      ---------------------------------------------------------------------
                          HOW IS THE CDSC CALCULATED?

      The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
      ---------------------------------------------------------------------

ADVISOR CLASS SHARES - FEE-BASED PROGRAM ALTERNATIVE
You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges, although your financial advisor may charge a fee.

SALES CHARGE REDUCTION PROGRAMS
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to the Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "US Investors & Financial Advisors" then "Investment Insights-Investor Education" then "Sales Charge Reduction Programs"). More information on Breakpoints and other sales charge waivers is available in the Fund's SAI.

            --------------------------------------------------------
            You Can Reduce Sales Charges When Buying Class A Shares.
            --------------------------------------------------------

BREAKPOINTS OR QUANTITY DISCOUNTS OFFERED BY THE FUND
The Fund offers investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of the Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                                  Initial Sales Charge
                                            ------------------------------------
                                               as % of            as % of
                                             Net Amount          Offering
Amount Purchased                              Invested             Price
--------------------------------------------------------------------------------


Up to $100,000                                 4.44%              4.25%

$100,000 up to $250,000                        3.36               3.25

$250,000 up to $500,000                        2.30               2.25

$500,000 up to $1,000,000                      1.78               1.75

$1,000,000 and above                           0.00               0.00

RIGHTS OF ACCUMULATION
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment in the Fund with the higher of cost or NAV of existing investments in the Fund, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the higher of cost or current NAV of your existing investments when combining them with your new investment.

COMBINED PURCHASE PRIVILEGES
A shareholder may qualify for a Quantity Discount by combining purchases of shares of the Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

o an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

o a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

o     the employee benefit plans of a single employer; or

o any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

LETTER OF INTENT
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

REQUIRED SHAREHOLDER INFORMATION AND RECORDS
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein Mutual Funds held in:

o     all of the shareholder's accounts at the Fund or a financial intermediary;
      and

o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

OTHER PROGRAMS
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege as described below.

CLASS A SHARES - PURCHASES NOT SUBJECT TO SALES CHARGES
The Fund may sell its Class A shares at NAV without an initial sales charge to some categories of investors, including:

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

o persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services;

o plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by AllianceBernstein's Institutional Investment Management or Bernstein Global Wealth Management Division, including subsequent contributions to those IRAs; or

o certain other investors, such as investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division, and employees of selected dealers authorized to sell the Fund's shares.

Please see the Fund's SAI for more information about purchases of Class A shares without sales charges.

CDSC WAIVERS AND OTHER PROGRAMS

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         Here Are Some Ways To Avoid Or Minimize Charges On Redemption.
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CDSC WAIVERS
The Fund will waive the CDSCs on redemptions of shares in the following circumstances, among others:

o     permitted exchanges of shares;

o     following the death or disability of a shareholder;

o if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

o if the proceeds of the redemption are invested directly in a CollegeBoundfund account; or

o if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

DIVIDEND REINVESTMENT PROGRAM
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

DIVIDEND DIRECTION PLAN
A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by the Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program allows investors to purchase shares of the Fund through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more.

REINSTATEMENT PRIVILEGE
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.

SYSTEMATIC WITHDRAWAL PLAN
The Fund offers a systematic withdrawal plan that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. For Class A and Class C shares, shares held the longest would be redeemed first.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES
The decision as to which class of shares is most beneficial to you depends on the amount you intend to invest, how long you expect to own shares, and expenses associated with owning a particular class of shares. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A or Class C shares. See "Payments to Financial Advisors and their Firms" below.

OTHER
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class A, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial advisor for assistance in choosing a class of Fund shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

      -----------------------------------------------------------------
                       WHAT IS A FINANCIAL INTERMEDIARY?

      A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this Prospectus and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
      -----------------------------------------------------------------

All or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets or for purchases made by certain other retirement plans.

ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class C shares in an amount equal to 1% of your investment for sales of Class C shares.

For Class A and Class C shares, up to 100% of the Rule 12b-1 fees applicable to these classes of shares each year may be paid to financial intermediaries.

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

--------------------------------------------------------------------------------
Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      -     upfront sales commissions;
      -     Rule 12b-1 fees;
      -     additional distribution support;
      -     defrayal of costs for educational seminars and training; and
      - payments related to providing shareholder recordkeeping and/or transfer agency services.

Please read the Prospectus carefully for information on this compensation.
--------------------------------------------------------------------------------

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2012, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.__% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $___ million. In 2011, ABI paid approximately 0.__% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $___ million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Fund--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating Expenses" above in the Summary Information at the beginning of the Prospectus.

      ---------------------------------------------------------------------
      If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

      Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.
      ---------------------------------------------------------------------

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

   Advisor Group, Inc.
   Ameriprise Financial Services
   AXA Advisors
   Cadaret, Grant & Co.
   CCO Investment Services Corp.
   Chase Investment Services
   Commonwealth Financial Network
   Donegal Securities
   Financial Network Investment Company
   LPL Financial Corporation
   Merrill Lynch
   Morgan Stanley Smith Barney
   Multi-Financial Securities Corporation
   Northwestern Mutual Investment Services
   PrimeVest Financial Services
   Raymond James
   RBC Wealth Management
   Robert W. Baird
   UBS Financial Services
   Wells Fargo Advisors


Although the Fund may use brokers and dealers that sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange by mail or telephone. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern Time, on that day. The Fund may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange (the "Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

SELLING SHARES THROUGH YOUR BROKER OR OTHER FINANCIAL ADVISOR
Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern Time, and submit it to the Fund by a pre-arranged time for you to receive that day's NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

SELLING SHARES DIRECTLY TO THE FUND
BY MAIL:

o Send a signed letter of instruction or stock power, along with certificates, to:

                  AllianceBernstein Investor Services, Inc.
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

o     For certified or overnight deliveries, send to:

                  AllianceBernstein Investor Services, Inc.
                  8000 IH 10 W, 4th floor
                  San Antonio, TX 78230

o For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

BY TELEPHONE

o You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

o ABIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern Time, for you to receive that day's NAV, less any applicable CDSC.

o For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

o If you have selected electronic funds transfer in your Mutual Fund Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

o     Telephone redemptions may not exceed $100,000 per Fund account per day.

o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell portfolio securities at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Because the Fund invests significantly in securities of foreign issuers, it may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a fund irrespective of its investments in securities of foreign issuers. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage.

Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result and the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUND VALUES ITS SHARES
The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's shares may change on days when the Fund's NAV is not calculated and shareholders will not be able to purchase or redeem their shares in the Fund.

The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to its oversight, the Board has delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

MANAGEMENT OF THE FUND
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INVESTMENT ADVISER
The Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of _________ totaling approximately $___ billion (of which approximately $__ billion represented assets of investment companies). As of _______, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including __ of the nation's FORTUNE 100 companies), for public employee retirement funds in __ states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The __ registered investment companies managed by the Adviser, comprising approximately ___ separate investment portfolios, currently have approximately 3.0 million shareholder accounts.

The Adviser provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund will pay the Adviser a fee at an annualized rate of 1.175% of the first $1 billion of the Fund's average net assets, 1.05% of the excess of $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, 0.90% of the excess of $3 billion up to $6 billion, and 0.85% of the excess over $6 billion as a percentage of average net assets. The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through ________, 2015 to the extent necessary to prevent total Fund operating expenses, (excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses) on an annualized basis, from exceeding the net expenses reflected in the "Fees and Expenses of the Fund" at the beginning of the Prospectus.

Fees waived and expenses borne by the Adviser are subject to reimbursement until _________, 2015. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net fee percentages set forth in "Fees and Expenses of the Fund" or cause the total of the payments to exceed the Fund's total initial offering expenses.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The day-to-day management of, and investment decisions for, the Fund's portfolio are made by the Adviser's Emerging Markets Value Team. The Emerging Markets Value Team relies heavily on the fundamental and quantitative analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Fund's investments.

The following table lists the senior members of the Emerging Markets Value Team with the responsibility for day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:


                                               Principal Occupation During
Employee; Length of Service; Title               the Past Five (5) Years
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Henry S. D'Auria; since 2012; Senior         Senior Vice President of the
Vice President of the Adviser and            Adviser, with which he has been
Chief Investment Officer, Emerging           associated in a substantially
Markets Value Equity                         similar capacity to his current
                                             position since prior to 2007.

Sammy Suzuki; since 2012; Senior             Senior Vice President of the
Vice President of the Adviser                Adviser, with which he has been
and Director of Research, Emerging           associated in capacities relating
Markets Value Equity                         to equity research since prior to
                                             2007.

Additional information about the portfolio managers may be found in the Fund's SAI.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
Although the Fund itself does not have any performance history, the Adviser's Emerging Markets Value Team, which manages the Fund, has experience in managing discretionary accounts (the "Similarly Managed Accounts"), that have substantially the same investment policies and are managed in accordance with essentially the same investment strategies as those applicable to the Fund. However, the Similarly Managed Accounts are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and which, if applicable to the Similarly Managed Accounts, may have adversely affected their performance.

Set forth below is performance data provided by the Adviser relating to a composite of the Similarly Managed Accounts. Performance data is shown for the period during which the Fund's investment team has managed Similarly Managed Accounts through December 31, 2011. Each of the Similarly Managed Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Similarly Managed Accounts, calculated on a monthly basis. The data has not been adjusted to reflect the fees that will be payable by the Fund, which may be higher than the fees imposed on the Similarly Managed Accounts, and will reduce the return of the Portfolio. While Similarly Managed Account performance is net of foreign withholding taxes, the performance data has not been adjusted for U.S. corporate or individual taxes, if any, payable by owners of the Similarly Managed Accounts.

The Adviser has calculated the investment performance of the Similarly Managed Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Investment performance has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time weighted rate of return. Other methods of computing the investment performance of the Similarly Managed Accounts may produce different results, and the results for different periods may vary.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of the date of this prospectus, the MSCI Emerging Market Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index performance is included to illustrate material economic and market factors that existed during the time period shown. The index does not reflect the deduction of any fees. If the Fund were to purchase a portfolio of securities substantially identical to the securities comprising the index, the performance of the Fund relative to the index would be reduced by the Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate the investment team's performance in managing the Similarly Managed Accounts as measured against a broad-based market index. Investors should not rely on the performance data of the Similarly Managed Accounts as an indication of future performance of the Fund.

The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Fund's performance. The use of methodology different from that used to calculate performance could result in different performance data.

SIMILARLY MANAGED ACCOUNTS - ALLIANCEBERNSTEIN EMERGING MARKETS VALUE COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For periods ended [       ], 2011.  Inception date is December 31, 1995.

Similarly Managed Accounts                                               Since
and Benchmark                   1 Year    3 Year     5 Year   10 Year  Inception
--------------------------------------------------------------------------------
Similarly Managed Accounts

MSCI Emerging Markets Index


TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans also may hold Fund shares in the name of the plan, rather than the participants. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Fund, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Fund, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Fund" in the Summary Information at the beginning of the Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2012, distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations". Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the United States Internal Revenue Code of 1986, as amended ("Code") to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Fund's SAI for information on how you will be taxed as a result of holding shares in the Fund.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that has remained below $1,000 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS will employ reasonable procedures to verify that telephone requests to purchase, sell or exchange shares are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Otherwise, ABIS is not responsible for the authenticity of telephone requests. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one fund account and to reduce expenses of the funds, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights information is not available because the Fund had not yet commenced operation as of the date of this prospectus.

APPENDIX A
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The settlement agreement between the Adviser and the New York State Attorney General requires the Fund to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Fund" in the Summary Information at the beginning of this Prospectus, about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses (net of any fee or expense waiver for the first three years) that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Fund is the same as stated under "Fees and Expenses of the Fund". If you wish to obtain hypothetical investment information for other classes of shares of the Fund, please refer to the "Mutual Fund Fees & Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

------------------------------------------------------------------------------------------------------
                                  Hypothetical      Investment                       Hypothetical
               Hypothetical        Performance        After        Hypothetical         Ending
Year            Investment          Earnings         Returns         Expenses*        Investment
------------------------------------------------------------------------------------------------------
1               $  10,000.00       $ [______]    $ [_________]   $   [______]     $ [_________]
2                 [_________]        [______]      [_________]       [______]       [_________]
3                 [_________]        [______]      [_________]       [______]       [_________]
4                 [_________]        [______]      [_________]       [______]       [_________]
5                 [_________]        [______]      [_________]       [______]       [_________]
6                 [_________]        [______]      [_________]       [______]       [_________]
7                 [_________]        [______]      [_________]       [______]       [_________]
8                 [_________]        [______]      [_________]       [______]       [_________]
9                 [_________]        [______]      [_________]       [______]       [_________]
10                [_________]        [______]      [_________]       [______]       [_________]
-----------------------------------------------------------------------------------------------------
Cumulative                          $[______]                       $[______]

* Expenses are net of any fee waiver or expense waiver for the first three years per the Adviser's fee waiver agreement. Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Fund" before fee waiver in the Summary Information at the beginning of the Prospectus.

For more information about the Fund, the following documents are available upon request:

o     STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting the
Adviser:

BY MAIL/PHONE:  AllianceBernstein Investor     For Information: (800) 221-5672
                Services, Inc.                 For Literature: (800) 227-4618
                P.O. Box 786003
                San Antonio, TX 78278-6003

Or you may view or obtain these documents from the Securities and Exchange Commission (the "Commission"):

o Call the Commission at 1-202-551-8090 for information on the operation of the Commission's Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-1520.


You also may find these documents and more information about the Adviser and the Fund on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No. 811-01716


SK 00250 0157 1233275

EMERGING MARKETS EQUITY PORTFOLIO-- (CLASS A, R, K AND I SHARES)

PROSPECTUS  |  [_________], 2012

AllianceBernstein Emerging Markets Equity Portfolio

    (Shares Offered-Exchange Ticker Symbol)
       (Class A-[_____]; Class R-[_____]; Class K-[_____]; Class I-[_____])


    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                 [LOGO OMITTED]
                                       AB
                               ALLIANCEBERNSTEIN
                                  Investments

Investment Products Offered

---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

SUMMARY INFORMATION.......................................................  [__]

   AllianceBernstein Emerging Markets Equity Portfolio....................  [__]

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS.............  [__]

INVESTING IN THE FUND.....................................................  [__]

   How to Buy Shares......................................................  [__]

   The Different Share Class Expenses.....................................  [__]

   Distribution Arrangements for Group Retirement Plans...................  [__]

   Payments to Financial Intermediaries...................................  [__]

   How to Exchange Shares.................................................  [__]

   How to Sell or Redeem Shares...........................................  [__]

   Frequent Purchases and Redemptions of Fund Shares......................  [__]

   How the Fund Values Its Shares.........................................  [__]

MANAGEMENT OF THE FUND....................................................  [__]

DIVIDENDS, DISTRIBUTIONS AND TAXES........................................  [__]

GENERAL INFORMATION.......................................................  [__]

FINANCIAL HIGHLIGHTS......................................................  [__]

APPENDIX A - HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION..............  [__]

SUMMARY INFORMATION
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)

                                  Class A       Class R      Class K    Class I
                                   Shares       Shares       Shares      Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)       None         None         None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price or redemption
proceeds, whichever is lower)       None(a)      None         None        None
--------------------------------------------------------------------------------
Exchange Fee                        None         None         None        None


Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

                                           Class A  Class R   Class K Class I
------------------------------------------------------------------------------
Management Fees                             1.18%    1.18%     1.18%   1.18%
Distribution and/or Service (12b-1) Fees   [_____]% [_____]% [_____]%   None
Other Expenses:
   Transfer Agent                          [_____]% [_____]% [_____]% [_____]%
   Other Expenses                          [_____]% [_____]% [_____]% [_____]%
                                            -----    -----    -----    -----
Total Other Expenses(b)                    [_____]% [_____]% [_____]% [_____]%
                                            -----    -----    -----    -----
Total Annual Fund Operating Expenses       [_____]% [_____]% [_____]% [_____]%
                                            =====    =====    =====    =====
Fee Waiver and/or Expense Reimbursement(c) [_____]% [_____]% [_____]% [_____]%
                                            -----    -----    -----    -----
Total Annual Fund Operating Expenses After
  Fee Waiver and/or Expense Reimbursement  [_____]% [_____]% [_____]% [_____]%
                                            =====    =====    =====    =====
-----------------
(a) In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

(b) Total other expenses are based on estimated amounts for the current fiscal year.

(c) The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through _______, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. This cap on net expenses applies to total annual fund operating expenses, excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until ________, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the Total Annual Fund Operating Expenses After Fee Waiver reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   Class A        Class R       Class K         Class I
                  --------       --------      --------        --------
After 1 Year      $ [    ]       $ [    ]      $ [    ]        $ [    ]
After 3 Years     $ [    ]       $ [    ]      $ [    ]        $ [    ]
-----------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES

The Fund invests at least 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. Examples of emerging markets include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Investing in emerging markets generally involves risks greater than investing in the markets of developed countries.

In managing the Fund, the Adviser will apply a value philosophy, selecting stocks with low prices in relation to the Adviser's estimates of the companies' earnings power, future book values and dividend-paying capabilities. The Adviser will select investments for the Fund based on a "bottom-up" approach, primarily taking into account its research findings on specific companies and industries rather than broad economic forecasts.

In allocating the Fund's assets among emerging-market countries, the Adviser will consider such factors as the current country exposure of the Fund, the liquidity and volatility of the stock markets represented, the key economic characteristics of the countries, and transaction costs. In general, no more than 25% of the Fund's net assets will be invested in issuers in any one country. The Fund may invest in companies of any size.

Currency fluctuations can have a dramatic impact of equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Fund may also take long positions in currencies by investing directly in currencies or by investing in currency-related derivatives.

PRINCIPAL RISKS

      o Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. For example, emerging market countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

      o Market Risk: The value of the Fund's assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

      o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

      o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

      o Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

      o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small investments may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

      o Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

      o Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

                    Length of Service
Employee            with the Fund          Title
-------------------------------------------------------------------------------
Henry S. D'Auria    Since 2012             Senior Vice President of the Adviser

Sammy Suzuki        Since 2012             Senior Vice President of the Adviser


PURCHASE AND SALE OF FUND SHARES

Class A, Class R, Class K and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund.

You may sell (redeem) your shares each day the New York Stock Exchange is open. You can sell your shares by following the procedures specified by your plan sponsor or plan recordkeeper.

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes. However, participants in tax-deferred retirement plans generally will not be subject to current taxation on Fund dividends and distributions received in additional shares of the Fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries market and sell shares of the Fund. The Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment to plan participants and/or to plan sponsors deciding which funds to include as investment options under a plan.

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the investment practices and related risks of the Fund. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of the Fund's investment practices and additional information about the Fund's risks and investments can be found in the Fund's Statement of Additional Information ("SAI").

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. The Fund may experience greater price volatility and significantly lower liquidity than U.S. portfolios. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on the Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. Events such as the seizure, nationalization or expropriation of assets, confiscatory taxation, and the imposition of currency exchange controls may occur, in which case the Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investing in Emerging Market Securities Imposes Risks Different From, or Greater Than, Risks of Investing in Domestic Securities or in Foreign, Developed Countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, currency exchange controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

For purposes of the Fund, "emerging market issuer" is an issuer that is domiciled in, maintains its principal listing in, is principally traded in or has its principal operations in (as defined in the SAI) an emerging market country. An emerging market issuer will also include any issuer included in the MSCI Emerging Markets Index or the MSCI Emerging Markets Frontier Index. "Emerging market country" is defined as any country with securities included in the MSCI Emerging Markets Index or the MSCI Emerging Markets Frontier Index, any country whose per capita gross national income is not classified as "High Income" by the World Bank, or any country that is not a member of the Organisation for Economic Co-Operation and Development. The Fund may define "emerging market issuer" and "emerging market country" differently in the future.

FOREIGN (NON-U.S.) CURRENCIES
Investing in and exposure to foreign currencies involves special risks and considerations, in that the Fund will be adversely affected by reductions in the value of foreign currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, the Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

The Fund may also invest directly in foreign currencies for non-hedging purposes, directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing the Fund's NAV to fluctuate.

DERIVATIVES
The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives - options, futures, forwards and swaps - each of which is described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired, and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Fund's investments in derivatives may include, but are not limited to, the following:

o Forward Contracts-- A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash), or is rolled forward into a new forward contract. The Fund's investments in forward contracts may include the following:

      - Forward Currency Exchange Contracts. The Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions". The Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

o Futures Contracts and Options on Futures Contracts-- A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. The Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. In addition, the Fund may, for example, purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions".

o Options-- An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Fund's investments in options may include the following:

      - Options on Securities. The Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. The Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options. The Fund may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, futures or other instruments. In addition, the Fund may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

            If the Fund purchases or writes privately negotiated options on securities, it will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser. The Adviser has adopted procedures for monitoring the creditworthiness of such counterparties.

            - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

            - Options on Foreign Currencies. The Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by the Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs. The Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions".

o Swap Transactions-- A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps or currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Except for currency swaps as described below, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Rather, most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund's investments in swap transactions may include the following:

      - Currency Swaps. The Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions". Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

      - Total Return Swaps. The Fund may enter into total return swaps in order to take a "long" or "short" position with respect to an underlying asset. A total return swap involves commitments to pay interest in exchange for a market-linked return based on a notional amount of the underlying asset. Therefore, when the Fund enters into a total return swap, it is subject to the market price volatility of the underlying asset. To the extent that the total return of the security, group of securities or index underlying the swap exceeds or falls short of the offsetting interest obligation, the Fund will receive or make a payment to the counterparty.

o     OTHER DERIVATIVES AND STRATEGIES--

      -- Currency Transactions. The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

      -- Synthetic Foreign Equity Securities. The Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

            Other types of synthetic foreign equity securities in which the Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrant usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which they can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

            The Fund will acquire synthetic foreign equity securities issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign (non-U.S.) risk and currency risk.

CONVERTIBLE SECURITIES
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

DEPOSITARY RECEIPTS AND SECURITIES OF SUPRANATIONAL ENTITIES
The Fund may invest in depositary receipts. American Depositary Receipts, or ADRs, are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depositary Receipts, or GDRs, European Depositary Receipts, or EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

EQUITY-LINKED DEBT SECURITIES
Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by the Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. The Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

ILLIQUID SECURITIES
Under current Securities and Exchange Commission ("Commission") guidelines, the Fund limits its investments in illiquid securities to 15% of its net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the Fund has valued the securities. If the Fund invests in illiquid securities, the Fund may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INVESTMENT IN EXCHANGE-TRADED FUNDS AND OTHER INVESTMENT COMPANIES
The Fund may invest in shares of exchange-traded funds, or ETFs, subject to the restrictions and limitations of the Investment Company Act of 1940 (the "1940 Act") or any applicable rules, exemptive orders or regulatory guidance. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. The ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in buying and selling the ETFs. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices, expenses that will be indirectly borne by the Fund. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their indices. The market value of an ETF's shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.

The Fund may also invest in investment companies other than ETFs as permitted by the 1940 Act or the rules and regulations thereunder. The Fund intends to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses.

LEVERAGE
It is expected that the Fund's investments in certain derivatives may effectively leverage the Fund's portfolio. In addition, the Fund may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements. This means that the Fund uses cash made available during the term of these transactions to make investments in other securities.

Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders. These include a higher volatility of the NAV of the Fund's shares and the relatively greater effect on the NAV of the shares. So long as the Fund is able to realize a return on its investments made with leveraged cash that is higher than the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged. If the carrying costs of leveraged transactions approach the return on the Fund's investments made through leverage, the benefit of leverage to the Fund's shareholders will be reduced. If the carrying costs of leveraged transactions were to exceed the return to shareholders, the Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV. In an extreme case, if the Fund's current investment income were not sufficient to meet the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing its NAV.

LOANS OF PORTFOLIO SECURITIES
For the purposes of achieving income, the Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act. Under the Fund's securities lending program, all securities loans will be secured continually by cash collateral. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans justifies the attendant risk. The Fund will be compensated for the loan from a portion of the net return from the interest earned on cash collateral after a rebate paid to the borrower (in some cases this rebate may be a "negative rebate", or fee paid by the borrower to the Fund in connection with the loan) and payments for fees of the securities lending agent and for certain other administrative expenses.

The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

The Fund will invest cash collateral in a money market fund approved by the Fund's Board of Directors (the "Board") and expected to be managed by the Adviser, such as AllianceBernstein Exchange Reserves. Any such investment will be at the Fund's risk. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

PREFERRED STOCK
The Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of common shares per preferred share, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts, or REITs, are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest and principal payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the United States Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
The Fund may enter into repurchase agreements in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

The Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, the Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

REVERSE REPURCHASE AGREEMENTS
A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements are subject to the Fund's limitations on borrowings and create leverage risk for the Fund. In addition, reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

INVESTMENT IN SMALLER, LESS-SEASONED COMPANIES
Investment in smaller, less-seasoned companies involves greater risks than are customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel that have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller, less-seasoned companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

FUTURE DEVELOPMENTS
The Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
The Fund is a series of ALLIANCEBERNSTEIN CAP FUND, INC., (the "Fund") with one Board. The Board may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. The Fund will not change its policy to invest at least 80% of its net assets in emerging market issuers and/or the currencies of emerging market countries without 60 days' prior written notice to shareholders. Unless otherwise noted, all other policies of the Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, the Fund may reduce its positions in equity securities and longer-term debt securities and invest in, without limit, certain types of short-term, liquid, high-grade or high-quality debt securities. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

INVESTING IN THE FUND
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This section discusses how to buy, sell or redeem, or exchange different classes of shares of the Fund that are offered in this Prospectus. The Fund offers four classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below.

HOW TO BUY SHARES

The purchase of the Fund's shares is priced at the next determined NAV after your order is received in proper form.

Class A, Class R, Class K and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), as follows:

Class A shares offered through this Prospectus are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and certain related group retirement plans described in the Fund's SAI. Class I shares are also available to certain institutional clients of the Adviser who invest at least $2 million in the Fund.

Class A, Class R, Class K and Class I shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not currently available to group retirement plans in the AllianceBernstein-sponsored programs known as the "Informed Choice" programs.

REQUIRED INFORMATION
The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

GENERAL
AllianceBernstein Investments, Inc. ("ABI") may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees or CDSCs.

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                           WHAT IS A RULE 12B-1 FEE?
   A Rule 12b-1 fee is a fee deducted from the Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the Fund's fee table included in the Summary Information section above.
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ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES
The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is up to:

                                          Distribution and/or Service
                                          (Rule 12b-1) Fee
                                          (as a Percentage of Aggregate
                                          Average Daily Net Assets)
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Class A                                          [____]%
Class R                                          [____]%
Class K                                          [____]%
Class I                                          [____]%

Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher Rule 12b-1 fees than Class A shares. Because higher fees mean a higher expense ratio, Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial intermediary.

CLASS A SHARES
Class A shares offered through this Prospectus do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. Purchases of Class A shares by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans may be subject to a 1% CDSC if terminated within one year. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of shares being redeemed.

CLASS R, CLASS K AND CLASS I SHARES
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

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                      HOW IS THE CLASS A CDSC CALCULATED?
   The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
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DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
The Fund offers distribution arrangements for group retirement plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for group retirement plans as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and the Fund's SAI. Group retirement plans also may not offer all classes of shares of the Fund. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

PAYMENTS TO FINANCIAL INTERMEDIARIES
Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you or the Fund may pay.

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                       WHAT IS A FINANCIAL INTERMEDIARY?
   A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this Prospectus and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, your broker, financial planner or advisor, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
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ABI may pay financial intermediaries selling Class A shares a fee of up to 1% on group retirement plan purchases. Up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

For Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to these classes of shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

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   A financial intermediary may receive compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

   -    upfront sales commissions;
   -    Rule 12b-1 fees;
   -    additional distribution support;
   -    defrayal of costs for educational seminars and training; and
   - payments related to providing shareholder recordkeeping and/or transfer agency services.

   Please read the Prospectus carefully for information on this compensation.
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OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2012, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.__% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $___ million. In 2011, ABI paid approximately 0.__% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $___ million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Fund--Transfer Agency and Retirement Plan Services" below. If paid by the Fund, these expenses are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating Expenses" in the Summary Information at the beginning of the Prospectus.

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      If one mutual fund sponsor makes greater distribution assistance payments than another, a financial intermediary may have an incentive to recommend one fund complex over another to plan participants and to plan sponsors deciding which funds to include as investment options under a plan. Similarly, if a financial intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.
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As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

   Advisor Group, Inc.
   Ameriprise Financial Services
   AXA Advisors
   Cadaret, Grant & Co.
   CCO Investment Services Corp.
   Chase Investment Services
   Commonwealth Financial Network
   Donegal Securities
   Financial Network Investment Company
   LPL Financial Corporation
   Merrill Lynch
   Morgan Stanley Smith Barney
   Multi-Financial Securities Corporation
   Northwestern Mutual Investment Services
   PrimeVest Financial Services
   Raymond James
   RBC Wealth Management
   Robert W. Baird
   UBS Financial Services
   Wells Fargo Advisors

Although the Fund may use brokers and dealers that sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares and, in the case of retirement plans, is an investment option under your plan. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. In order to receive a day's NAV, you must submit your exchange request by 4:00 p.m., Eastern Time, on that day. The Fund may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange (the "Exchange") is open, either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

SELLING SHARES THROUGH YOUR BROKER OR OTHER FINANCIAL ADVISOR
Your financial intermediary or plan recordkeeper must receive your sales request by 4:00 p.m., Eastern Time, and submit it to the Fund by a pre-arranged time for you to receive that day's NAV, less any applicable CDSC. Your financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell portfolio securities at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Because the Fund invests significantly in securities of foreign issuers, it may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a fund irrespective of its investments in securities of foreign issuers. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage.

Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result and the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUND VALUES ITS SHARES
The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's shares may change on days when the Fund's NAV is not calculated and shareholders will not be able to purchase or redeem their shares in the Fund.

The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to its oversight, the Board has delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

MANAGEMENT OF THE FUND
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INVESTMENT ADVISER

The Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of _________ totaling approximately $___ billion (of which approximately $__ billion represented assets of investment companies). As of _______, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including __ of the nation's FORTUNE 100 companies), for public employee retirement funds in __ states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The __ registered investment companies managed by the Adviser, comprising approximately ___ separate investment portfolios, currently have approximately 3.0 million shareholder accounts.

The Adviser provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund will pay the Adviser a fee at an annualized rate of 1.175% of the first $1 billion of the Fund's average net assets, 1.05% of the excess of $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, 0.90% of the excess of $3 billion up to $6 billion, and 0.85% of the excess over $6 billion as a percentage of average net assets. The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through ________, 2015 to the extent necessary to prevent total Fund operating expenses, (excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses) on an annualized basis, from exceeding the net expenses reflected in the "Fees and Expenses of the Fund" at the beginning of the Prospectus.

Fees waived and expenses borne by the Adviser are subject to reimbursement until _________, 2015. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net fee percentages set forth in "Fees and Expenses of the Fund" or cause the total of the payments to exceed the Fund's total initial offering expenses.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The day-to-day management of, and investment decisions for, the Fund's portfolio are made by the Adviser's Emerging Markets Value Team. The Emerging Markets Value Team relies heavily on the fundamental and quantitative analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Fund's investments.

The following table lists the senior members of the Emerging Markets Value Team with the responsibility for day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:

                                                          Principal Occupation During
Employee; Length of Service; Title                        the Past Five (5) Years
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Henry S. D'Auria; since 2012; Senior Vice President       Senior Vice President of the Adviser, with which
of the Adviser and Chief Investment Officer,              he has been associated in a substantially similar
Emerging Markets Value Equity                             capacity to his current position since prior to 2007.

Sammy Suzuki; since 2012; Senior Vice President of        Senior Vice President of the Adviser, with which
the Adviser and Director of Research,                     he has been associated in capacities relating to
Emerging Markets Value Equity                             equity research since prior to 2007.

Additional information about the portfolio managers may be found in the Fund's SAI.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
Although the Fund itself does not have any performance history, the Adviser's Emerging Markets Value Team, which manages the Fund, has experience in managing discretionary accounts (the "Similarly Managed Accounts"), that have substantially the same investment policies and are managed in accordance with essentially the same investment strategies as those applicable to the Fund. However, the Similarly Managed Accounts are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and which, if applicable to the Similarly Managed Accounts, may have adversely affected their performance.

Set forth below is performance data provided by the Adviser relating to a composite of the Similarly Managed Accounts. Performance data is shown for the period during which the Fund's investment team has managed Similarly Managed Accounts through December 31, 2011. Each of the Similarly Managed Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Similarly Managed Accounts, calculated on a monthly basis. The data has not been adjusted to reflect the fees that will be payable by the Fund, which may be higher than the fees imposed on the Similarly Managed Accounts, and will reduce the return of the Portfolio. While Similarly Managed Account performance is net of foreign withholding taxes, the performance data has not been adjusted for U.S. corporate or individual taxes, if any, payable by owners of the Similarly Managed Accounts.

The Adviser has calculated the investment performance of the Similarly Managed Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Investment performance has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time weighted rate of return. Other methods of computing the investment performance of the Similarly Managed Accounts may produce different results, and the results for different periods may vary.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of the date of this prospectus, the MSCI Emerging Market Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index performance is included to illustrate material economic and market factors that existed during the time period shown. The index does not reflect the deduction of any fees. If the Fund were to purchase a portfolio of securities substantially identical to the securities comprising the index, the performance of the Fund relative to the index would be reduced by the Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate the investment team's performance in managing the Similarly Managed Accounts as measured against a broad-based market index. Investors should not rely on the performance data of the Similarly Managed Accounts as an indication of future performance of the Fund.

The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Fund's performance. The use of methodology different from that used to calculate performance could result in different performance data.


SIMILARLY MANAGED ACCOUNTS - ALLIANCEBERNSTEIN EMERGING MARKETS VALUE COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS
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For periods ended [       ], 2011.  Inception date is December 31, 1995.

Similarly Managed Accounts                                               Since
and Benchmark                1 Year     3 Year    5 Year    10 Year    Inception
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Similarly Managed Accounts

MSCI Emerging Markets Index


TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans also may hold Fund shares in the name of the plan, rather than the participants. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Fund, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Fund, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Fund" in the Summary Information at the beginning of the Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
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The Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year. Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described below apply only to investments made other than by such plans.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2012, distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations". Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the United States Internal Revenue Code of 1986, as amended ("Code") to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Fund's SAI for information on how you will be taxed as a result of holding shares in the Fund.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that has remained below $1,000 for 90 days. (Participants in retirement plans that hold Fund shares in the name of the plan may be subject to different minimums imposed by the plan sponsor or plan recordkeeper).

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS will employ reasonable procedures to verify that telephone requests to purchase, sell or exchange shares are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Otherwise, ABIS is not responsible for the authenticity of telephone requests. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights information is not available because the Fund had not yet commenced operation as of the date of this prospectus.

APPENDIX A
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The settlement agreement between the Adviser and the New York State Attorney General requires the Fund to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Fund" in the Summary Information at the beginning of this Prospectus, about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses (net of any fee or expense waiver for the first three years) that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund assuming a 5% return each year. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Fund is the same as stated under "Fees and Expenses of the Fund". If you wish to obtain hypothetical investment information for other classes of shares of the Fund, please refer to the "Mutual Fund Fees & Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.


--------------------------------------------------------------------------------
                        Hypothetical    Investment                  Hypothetical
        Hypothetical     Performance      After      Hypothetical      Ending
Year     Investment       Earnings       Returns       Expenses*     Investment
--------------------------------------------------------------------------------
1       $ 10,000.00     $ [______]      $ [______]   $  [______]    $ [_______]
2         [________]      [______]        [______]      [______]      [_______]
3         [________]      [______]        [______]      [______]      [_______]
4         [________]      [______]        [______]      [______]      [_______]
5         [________]      [______]        [______]      [______]      [_______]
6         [________]      [______]        [______]      [______]      [_______]
7         [________]      [______]        [______]      [______]      [_______]
8         [________]      [______]        [______]      [______]      [_______]
9         [________]      [______]        [______]      [______]      [_______]
10        [________]      [______]        [______]      [______]      [_______]
--------------------------------------------------------------------------------
Cumulative              $[_______]                    $[_______]


* Expenses are net of any fee waiver or expense waiver for the first three years per the Adviser's fee waiver agreement. Thereafter, the expense ratio reflects the Fund's operating expenses before fee waiver as reflected under "Fees and Expenses of the Fund" in the Summary Information at the beginning of the Prospectus.

For more information about the Fund, the following documents are available upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting the
Adviser:

BY MAIL/PHONE:   AllianceBernstein Investor      For Information: (800) 221-5672
                 Services, Inc.                  For Literature:  (800) 227-4618
                 P.O. Box 786003
                 San Antonio, TX 78278-6003

Or you may view or obtain these documents from the Securities and Exchange Commission (the "Commission"):

o Call the Commission at 1-202-551-8090 for information on the operation of the Commission's Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-1520.

You also may find these documents and more information about the Adviser and the Fund on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No. 811-01716

EMERGING MARKETS EQUITY PORTFOLIO-- (CLASS 1 AND 2 SHARES)

PROSPECTUS  |  [_________], 2012

Alliancebernstein Emerging Markets Equity Portfolio

    (Shares Offered-Exchange Ticker Symbol)
       (Class 1-[_____]; Class 2-[_____])



          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





                                 [LOGO OMITTED]
                                       AB
                               ALLIANCEBERNSTEIN
                                  Investments

Investment Products Offered

-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

SUMMARY INFORMATION.......................................................  [__]


   AllianceBernstein Emerging Markets Equity Portfolio....................  [__]


ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS.............  [__]


INVESTING IN THE FUND.....................................................  [__]

   How to Buy Shares......................................................  [__]

   How to Sell or Redeem Shares...........................................  [__]

   Frequent Purchases and Redemptions of Fund Shares......................  [__]

   How the Fund Values Its Shares.........................................  [__]


MANAGEMENT OF THE FUND....................................................  [__]


DIVIDENDS, DISTRIBUTIONS AND TAXES........................................  [__]


GENERAL INFORMATION.......................................................  [__]


FINANCIAL HIGHLIGHTS......................................................  [__]


APPENDIX A - HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION..............  [__]

SUMMARY INFORMATION
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                        Class 1       Class 2
                                                        Shares        Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                      None         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                            None         None
--------------------------------------------------------------------------------
Exchange Fee                                             None         None

Anual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)


                                                 Class 1           Class 2
------------------------------------------------------------------------------
Management Fees                                   1.18%             1.18%
Distribution and/or Service (12b-1) Fees         [_____]%            None
Other Expenses:
   Transfer Agent                                [_____]%          [_____]%
   Other Expenses                                [_____]%          [_____]%
                                                 --------         ---------
Total Other Expenses(a)                          [_____]%          [_____]%
                                                 --------         ---------
Total Annual Fund Operating Expenses             [     ]%          [     ]%
                                                 ========         =========
Fee Waiver and/or Expense Reimbursement(b)       [_____]%          [_____]%
                                                 --------         ---------
Total Annual Fund Operating Expenses After Fee   [     ]%          [     ]%
  Waiver and/or Expense Reimbursement            ========         =========

-----------------
(a) Total other expenses are based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through _______, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. This cap on net expenses applies to total annual fund operating expenses, excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until ________, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the Total Annual Fund Operating Expenses After Fee Waiver reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class 1        Class 2
                       --------       --------
After 1 Year            $[____]        $[____]
After 3 Years           $[____]        $[____]


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES

The Fund invests at least 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. Examples of emerging markets include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Investing in emerging markets generally involves risks greater than investing in the markets of developed countries.

In managing the Fund, the Adviser will apply a value philosophy, selecting stocks with low prices in relation to the Adviser's estimates of the companies' earnings power, future book values and dividend-paying capabilities. The Adviser will select investments for the Fund based on a "bottom-up" approach, primarily taking into account its research findings on specific companies and industries rather than broad economic forecasts.

In allocating the Fund's assets among emerging-market countries, the Adviser will consider such factors as the current country exposure of the Fund, the liquidity and volatility of the stock markets represented, the key economic characteristics of the countries, and transaction costs. In general, no more than 25% of the Fund's net assets will be invested in issuers in any one country. The Fund may invest in companies of any size.

Currency fluctuations can have a dramatic impact of equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Fund may also take long positions in currencies by investing directly in currencies or by investing in currency-related derivatives.

PRINCIPAL RISKS

      o Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. For example, emerging market countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

      o Market Risk: The value of the Fund's assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

      o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

      o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

      o Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

      o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small investments may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

      o Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

      o Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

                    Length Of Service
Employee            With The Fund           Title
--------------------------------------------------------------------------------
Henry S. D'Auria    Since 2012              Senior Vice President of the Adviser

Sammy Suzuki        Since 2012              Senior Vice President of the Adviser


PURCHASE AND SALE OF FUND SHARES

PURCHASE MINIMUMS

                                                       Initial        Subsequent

Class 1 Shares (only available to private               $5,000           None
clients of Sanford C. Bernstein & Co. LLC
("Bernstein"))

Class 2 Shares (as available to private                 None*            None
clients of Bernstein)

* Requires a private client to meet certain minimum requirements for assets under management with Bernstein.

You may sell (redeem) your shares each day the New York Stock Exchange is open by contacting your Bernstein Advisor.

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Shares of the Fund are offered through the Adviser's private client channel and institutional channel and are generally not sold through intermediaries. However, if you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the investment practices and related risks of the Fund. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of the Fund's investment practices and additional information about the Fund's risks and investments can be found in the Fund's Statement of Additional Information ("SAI").

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. The Fund may experience greater price volatility and significantly lower liquidity than U.S. portfolios. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on the Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. Events such as the seizure, nationalization or expropriation of assets, confiscatory taxation, and the imposition of currency exchange controls may occur, in which case the Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, currency exchange controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

For purposes of the Fund, "emerging market issuer" is an issuer that is domiciled in, maintains its principal listing in, is principally traded in or has its principal operations in (as defined in the SAI) an emerging market country. An emerging market issuer will also include any issuer included in the MSCI Emerging Markets Index or the MSCI Emerging Markets Frontier Index. "Emerging market country" is defined as any country with securities included in the MSCI Emerging Markets Index or the MSCI Emerging Markets Frontier Index, any country whose per capita gross national income is not classified as "High Income" by the World Bank, or any country that is not a member of the Organisation for Economic Co-Operation and Development. The Fund may define "emerging market issuer" and "emerging market country" differently in the future.

FOREIGN (NON-U.S.) CURRENCIES
Investing in and exposure to foreign currencies involves special risks and considerations, in that the Fund will be adversely affected by reductions in the value of foreign currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, the Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

The Fund may also invest directly in foreign currencies for non-hedging purposes, directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing the Fund's NAV to fluctuate.

DERIVATIVES
The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives - options, futures, forwards and swaps - each of which is described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired, and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Fund's investments in derivatives may include, but are not limited to, the following:

o FORWARD CONTRACTS-- A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash), or is rolled forward into a new forward contract. The Fund's investments in forward contracts may include the following:

      - Forward Currency Exchange Contracts. The Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions". The Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS-- A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. The Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. In addition, the Fund may for example purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions".

o OPTIONS-- An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Fund's investments in options may include the following:

      - Options on Securities. The Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. The Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options. The Fund may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, futures or other instruments. In addition, the Fund may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

            If the Fund purchases or writes privately negotiated options on securities, it will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser. The Adviser has adopted procedures for monitoring the creditworthiness of such counterparties.

      - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

      - Options on Foreign Currencies. The Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by the Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs. The Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions".

o SWAP TRANSACTIONS-- A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps or currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Except for currency swaps as described below, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Rather, most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund's investments in swap transactions may include the following:

      - Currency Swaps. The Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies - Currency Transactions". Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

      - Total Return Swaps. The Fund may enter into total return swaps in order to take a "long" or "short" position with respect to an underlying asset. A total return swap involves commitments to pay interest in exchange for a market-linked return based on a notional amount of the underlying asset. Therefore, when the Fund enters into a total return swap, it is subject to the market price volatility of the underlying asset. To the extent that the total return of the security, group of securities or index underlying the swap exceeds or falls short of the offsetting interest obligation, the Fund will receive or make a payment to the counterparty.

o     OTHER DERIVATIVES AND STRATEGIES--

      - Currency Transactions. The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

      - Synthetic Foreign Equity Securities. The Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

            Other types of synthetic foreign equity securities in which the Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrant usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which they can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

            The Fund will acquire synthetic foreign equity securities issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign (non-U.S.) risk and currency risk.

CONVERTIBLE SECURITIES
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

DEPOSITARY RECEIPTS AND SECURITIES OF SUPRANATIONAL ENTITIES
The Fund may invest in depositary receipts. American Depositary Receipts, or ADRs, are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depositary Receipts, or GDRs, European Depositary Receipts, or EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

EQUITY-LINKED DEBT SECURITIES
Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by the Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. The Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

ILLIQUID SECURITIES
Under current Securities and Exchange Commission ("Commission") guidelines, the Fund limits its investments in illiquid securities to 15% of its net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the Fund has valued the securities. If the Fund invests in illiquid securities, the Fund may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INVESTMENT IN EXCHANGE-TRADED FUNDS AND OTHER INVESTMENT COMPANIES
The Fund may invest in shares of exchange-traded funds, or ETFs, subject to the restrictions and limitations of the Investment Company Act of 1940 (the "1940 Act") or any applicable rules, exemptive orders or regulatory guidance. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. The ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in buying and selling the ETFs. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices, expenses that will be indirectly borne by the Fund. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their indices. The market value of an ETF's shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.

The Fund may also invest in investment companies other than ETFs as permitted by the 1940 Act or the rules and regulations thereunder. The Fund intends to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses.

LEVERAGE
It is expected that the Fund's investments in certain derivatives may effectively leverage the Fund's portfolio. In addition, the Fund may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements. This means that the Fund uses cash made available during the term of these transactions to make investments in other securities.

Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders. These include a higher volatility of the NAV of the Fund's shares and the relatively greater effect on the NAV of the shares. So long as the Fund is able to realize a return on its investments made with leveraged cash that is higher than the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged. If the carrying costs of leveraged transactions approach the return on the Fund's investments made through leverage, the benefit of leverage to the Fund's shareholders will be reduced. If the carrying costs of leveraged transactions were to exceed the return to shareholders, the Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV. In an extreme case, if the Fund's current investment income were not sufficient to meet the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing its NAV.

LOANS OF PORTFOLIO SECURITIES
For the purposes of achieving income, the Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act. Under the Fund's securities lending program, all securities loans will be secured continually by cash collateral. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans justifies the attendant risk. The Fund will be compensated for the loan from a portion of the net return from the interest earned on cash collateral after a rebate paid to the borrower (in some cases this rebate may be a "negative rebate", or fee paid by the borrower to the Fund in connection with the loan) and payments for fees of the securities lending agent and for certain other administrative expenses.

The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

The Fund will invest cash collateral in a money market fund approved by the Fund's Board of Directors (the "Board") and expected to be managed by the Adviser, such as AllianceBernstein Exchange Reserves. Any such investment will be at the Fund's risk. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

PREFERRED STOCK
The Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of common shares per preferred share, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts, or REITs, are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest and principal payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the United States Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
The Fund may enter into repurchase agreements in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

The Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, the Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

REVERSE REPURCHASE AGREEMENTS
A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements are subject to the Fund's limitations on borrowings and create leverage risk for the Fund. In addition, reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

INVESTMENT IN SMALLER, LESS-SEASONED COMPANIES
Investment in smaller, less-seasoned companies involves greater risks than are customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel that have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller, less-seasoned companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

FUTURE DEVELOPMENTS
The Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
The Fund is a series of ALLIANCEBERNSTEIN CAP FUND, INC., (the "Fund") with one Board. The Board may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. The Fund will not change its policy to invest at least 80% of its net assets in emerging market issuers and/or the currencies of emerging market countries without 60 days' prior written notice to shareholders. Unless otherwise noted, all other policies of the Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, the Fund may reduce its positions in equity securities and longer-term debt securities and invest in, without limit, certain types of short-term, liquid, high-grade or high-quality debt securities. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

INVESTING IN THE FUND
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This section discusses how to buy, sell or redeem different classes of shares of the Fund that are offered in this Prospectus. The Fund offers two classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may bear different ongoing distribution expenses.

HOW TO BUY SHARES
The purchase of the Fund's shares is priced at the next determined NAV after your order is received in proper form.

CLASS  1 SHARES
The Fund's Class 1 shares are sold only to the private clients ("Clients") of Bernstein by Bernstein registered representatives ("Bernstein Advisors"). The minimum initial investment for Class 1 Shares is $5,000. There is no minimum amount for subsequent investments in the Fund although the Fund reserves the right to impose a minimum investment amount. There is no minimum amount for reinvestment of dividends and distributions declared by the Fund in the shares of the Fund.

CLASS 2 SHARES
Class 2 shares of the Fund are offered only to Clients who meet certain minimum requirements for assets under management with Bernstein. There is no minimum amount for initial or subsequent investments in the Fund although the Fund reserves the right to impose a minimum investment amount. There is no minimum amount for reinvestment of dividends and distributions declared by the Fund in the shares of the Fund.

Unless you inform us otherwise, in January and June of each year, the cash balances in any account carried by Bernstein which is invested solely in the Fund will be invested in the Fund without regard to the minimum investment requirement.

PROCEDURES
To purchase shares, you must open a discretionary account with a Bernstein Advisor (unless you currently have an account with us) and pay for the requested shares. With respect to discretionary accounts, Bernstein has the authority and responsibility to formulate an investment strategy on your behalf, including which securities to buy and sell, when to buy and sell, and in what amounts, in accordance with agreed-upon objectives. Procedures relating to discretionary accounts are outlined in the Bernstein Investment-Management Services and Policies brochure available on the Bernstein website at www.Bernstein.com. Payment may be made by wire transfer or check. All checks should be made payable to the particular Fund in which you are purchasing shares. Payment must be made in U.S. Dollars. All purchase orders will be confirmed in writing.

REQUIRED INFORMATION
The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

The Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund Application.

GENERAL
AllianceBernstein Investments, Inc., or ABI, may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES
The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of these fees for the Fund's Class 1 shares is up to [____]% of the Fund's average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Because higher fees mean a higher expense ratio, Class 1 shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class 2 shares, which are not assessed any Rule 12b-1 fees. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

OTHER
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase or sale of Class 1 or Class 2 shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange (the "Exchange") is open by sending your written request to Bernstein or your Bernstein Advisor. Your signature must appear on the written redemption order and must be guaranteed by a financial institution that meets Bernstein's requirements (such as a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic securities exchange or other institution). An authorized person at the guarantor institution must sign the guarantee and "Signature Guaranteed" must appear with the signature. Signature guarantees by notaries or institutions that do not provide reimbursement in the case of fraud are not acceptable. Signature guarantees may be waived by Bernstein in certain instances. Bernstein may waive the requirement that a redemption request must be in writing. Bernstein may request further documentation from corporations, executors, administrators, trustees and guardians. Your sale price will be the next-determined NAV after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until Bernstein is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

SALE IN-KIND
The Fund normally pays proceeds of a sale of Fund shares in cash. However, the Fund has reserved the right to pay the sale price in part by a distribution in-kind of securities in lieu of cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash. For more information, see the SAI.

AUTOMATIC SALE OF YOUR SHARES - FOR CLASS 1
Under certain circumstances, Bernstein may redeem your Class 1 shares of the Fund without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,000, we may, on at least 60 days' prior written notice, sell your remaining Class 1 shares in the Fund and close your account. We will not close your account if you increase your account balance to $1,000 during the 60-day notice period.

AUTOMATIC SALE OF YOUR SHARES - FOR CLASS 2
Under certain circumstances, Bernstein may redeem your Class 2 shares of the Fund without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $250,000, we may, on at least 60 days' prior written notice, sell your remaining Class 2 shares in the Fund and close your account. We will not close your account if you increase your account balance to $250,000 during the 60-day notice period.

SYSTEMATIC WITHDRAWAL PLAN
A systematic withdrawal plan enables shareholders to sell shares automatically at regular monthly intervals. In general, a systematic withdrawal plan is available only to shareholders who own shares worth $25,000 or more. The proceeds of these sales will be sent directly to you or your designee. The use of this service is at the Fund's discretion. For further information, call your Bernstein Advisor at (212) 486-5800.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Fund shares through purchases and sales of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase order for any reason, including any purchase order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell portfolio securities at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Because the Fund invests significantly in securities of foreign issuers, it may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m., Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a fund irrespective of its investments in securities of foreign issuers. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage.

Policy Regarding Short-Term Trading. Purchases of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABI and AllianceBernstein Investor Services, Inc. ("ABIS"), maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transaction identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result and the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase and sale orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications Of Surveillance Procedures And Restrictions To Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUND VALUES ITS SHARES
The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's shares may change on days when the Fund's NAV is not calculated and shareholders will not be able to purchase or redeem their shares in the Fund.

The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to its oversight, the Board has delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of _________ totaling approximately $___ billion (of which approximately $__ billion represented assets of investment companies). As of _______, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including __ of the nation's FORTUNE 100 companies), for public employee retirement funds in __ states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The __ registered investment companies managed by the Adviser, comprising approximately ___ separate investment portfolios, currently have approximately 3.0 million shareholder accounts.

The Adviser provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund will pay the Adviser a fee at an annualized rate of 1.175% of the first $1 billion of the Fund's average net assets, 1.05% of the excess of $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, 0.90% of the excess of $3 billion up to $6 billion, and 0.85% of the excess over $6 billion as a percentage of average net assets. The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through ________, 2015 to the extent necessary to prevent total Fund operating expenses, (excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses) on an annualized basis, from exceeding the net expenses reflected in the "Fees and Expenses of the Fund" at the beginning of the Prospectus.

Fees waived and expenses borne by the Adviser are subject to reimbursement until _________, 2015. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net fee percentages set forth in "Fees and Expenses of the Fund" or cause the total of the payments to exceed the Fund's total initial offering expenses.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The day-to-day management of, and investment decisions for, the Fund's portfolio are made by the Adviser's Emerging Markets Value Team. The Emerging Markets Value Team relies heavily on the fundamental and quantitative analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Fund's investments.

The following table lists the senior members of the Emerging Markets Value Team with the responsibility for day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:


                                            Principal Occupation During
Employee; Length of Service; Title          the Past Five (5) Years
--------------------------------------------------------------------------------

Henry S. D'Auria; since 2012;              Senior Vice President of the Adviser,
Senior Vice President of the Adviser       with which he has been associated in
and Chief Investment Officer,              a substantially similar capacity to
Emerging Markets Value Equity              his current position since prior
                                           to 2007.

Sammy Suzuki; since 2012;                  Senior Vice President of the Adviser,
Senior Vice President of the Adviser       with which he has been associated in
and Director of Research,                  capacities relating to equity
Emerging Markets Value Equity              research since prior to 2007.

Additional information about the portfolio managers may be found in the Fund's SAI.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
Although the Fund itself does not have any performance history, the Adviser's Emerging Markets Value Team, which manages the Fund, has experience in managing discretionary accounts (the "Similarly Managed Accounts"), that have substantially the same investment policies and are managed in accordance with essentially the same investment strategies as those applicable to the Fund. However, the Similarly Managed Accounts are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and which, if applicable to the Similarly Managed Accounts, may have adversely affected their performance.

Set forth below is performance data provided by the Adviser relating to a composite of the Similarly Managed Accounts. Performance data is shown for the period during which the Fund's investment team has managed Similarly Managed Accounts through December 31, 2011. Each of the Similarly Managed Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Similarly Managed Accounts, calculated on a monthly basis. The data has not been adjusted to reflect the fees that will be payable by the Fund, which may be higher than the fees imposed on the Similarly Managed Accounts, and will reduce the return of the Portfolio. While Similarly Managed Account performance is net of foreign withholding taxes, the performance data has not been adjusted for U.S. corporate or individual taxes, if any, payable by owners of the Similarly Managed Accounts.

The Adviser has calculated the investment performance of the Similarly Managed Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Investment performance has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time weighted rate of return. Other methods of computing the investment performance of the Similarly Managed Accounts may produce different results, and the results for different periods may vary.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of the date of this prospectus, the MSCI Emerging Market Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index performance is included to illustrate material economic and market factors that existed during the time period shown. The index does not reflect the deduction of any fees. If the Fund were to purchase a portfolio of securities substantially identical to the securities comprising the index, the performance of the Fund relative to the index would be reduced by the Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate the investment team's performance in managing the Similarly Managed Accounts as measured against a broad-based market index. Investors should not rely on the performance data of the Similarly Managed Accounts as an indication of future performance of the Fund.

The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Fund's performance. The use of methodology different from that used to calculate performance could result in different performance data.

SIMILARLY MANAGED ACCOUNTS - ALLIANCEBERNSTEIN EMERGING MARKETS VALUE COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For periods ended [       ], 2011.  Inception date is December 31, 1995.


SIMILARLY MANAGED ACCOUNTS                                          SINCE
AND BENCHMARK                   1 YEAR   3 YEAR   5 YEAR  10 YEAR   INCEPTION
--------------------------------------------------------------------------------
Similarly Managed Accounts

MSCI Emerging Markets Index

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans also may hold Fund shares in the name of the plan, rather than the participants. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Fund, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Fund, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Fund" in the Summary Information at the beginning of the Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2012, distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations". Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the United States Internal Revenue Code of 1986, as amended ("Code") to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Fund's SAI for information on how you will be taxed as a result of holding shares in the Fund.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that has remained below $1,000 for 90 days.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one fund account and to reduce expenses of the funds, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, please contact Bernstein or your Bernstein Advisor.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights information is not available because the Fund had not yet commenced operation as of the date of this prospectus.

APPENDIX A
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The settlement agreement between the Adviser and the New York State Attorney General requires the Fund to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Fund" in the Summary Information at the beginning of this Prospectus, about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses (net of any fee or expense waiver for the first three years) that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Fund is the same as stated under "Fees and Expenses of the Fund". If you wish to obtain hypothetical investment information for other classes of shares of the Fund, please refer to the "Mutual Fund Fees & Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.


--------------------------------------------------------------------------------
                         Hypothetical    Investment                 Hypothetical
         Hypothetical     Performance      After      Hypothetical      Ending
Year      Investment       Earnings       Returns       Expenses*     Investment
--------------------------------------------------------------------------------
1        $ 10,000.00     $ [______]      $ [______]   $  [______]    $ [_______]
2          [________]      [______]        [______]      [______]      [_______]
3          [________]      [______]        [______]      [______]      [_______]
4          [________]      [______]        [______]      [______]      [_______]
5          [________]      [______]        [______]      [______]      [_______]
6          [________]      [______]        [______]      [______]      [_______]
7          [________]      [______]        [______]      [______]      [_______]
8          [________]      [______]        [______]      [______]      [_______]
9          [________]      [______]        [______]      [______]      [_______]
10         [________]      [______]        [______]      [______]      [_______]
--------------------------------------------------------------------------------
Cumulative                  $[_______]                      $[_______]


* Expenses are net of any fee waiver or expense waiver for the first three years per the Adviser's fee waiver agreement. Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Fund" before fee waiver in the Summary Information at the beginning of the Prospectus.

For more information about the Fund, the following documents are available upon request:

o     STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus. You may request a free copy of the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail/Phone:

   AllianceBernstein Investor Services, Inc.    For Information: (800) 221-5672
   P.O. Box 786003                              For Literature: (800) 227-4618
   San Antonio, TX 78278-6003

Or you may view or obtain these documents from the Securities and Exchange Commission (the "Commission"):

o Call the Commission at 1-202-551-8090 for information on the operation of the Commission's Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-1520.

You also may find these documents and more information about the Adviser and the Fund on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.



SEC File No. 811-01716


SK 00250 0157 1233840

                                         (LOGO) ALLIANCEBERNSTEIN CAP FUND, INC.
                            -ALLIANCEBERNSTEIN EMERGING MARKETS EQUITY PORTFOLIO
                    (Class A-[______]; Class C-[______]; Advisor Class-[______];
                            Class R-[______]; Class K-[______]; Class I-[_____];
                                             Class 1-[______]; Class 2-[______])

--------------------------------------------------------------------------------

                 c/o AllianceBernstein Investor Services, Inc.
                 P.O. Box 786003, San Antonio, Texas 78278-6003
                           Toll Free: (800) 221-5672
                    For Literature: Toll Free (800) 227-4618

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                             [______________], 2012

--------------------------------------------------------------------------------

            This Statement of Additional Information ("SAI") is not a prospectus, but supplements and should be read in conjunction with the current prospectus, dated [___________], 2012, for the AllianceBernstein(R) Emerging Markets Equity Portfolio (the "Fund") of AllianceBernstein Cap Fund, Inc. (the "Company") that offers Class A, Class C and Advisor Class shares of the Fund, the current prospectus, dated [___________], 2012, that offers Class A, Class R, Class K and Class I shares of the Fund, or the current prospectus, dated [___________], 2012, that offers Class 1 and Class 2 shares of the Fund (each a "Prospectus", and together the "Prospectuses"). Copies of the Prospectuses may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above or on the Internet at www.AllianceBernstein.com.

                               TABLE OF CONTENTS
                               -----------------
                                                                            Page
                                                                            ----

INFORMATION ABOUT THE FUND AND ITS INVESTMENTS..............................[__]
INVESTMENT RESTRICTIONS.....................................................[__]
MANAGEMENT OF THE FUND......................................................[__]
EXPENSES OF THE FUND........................................................[__]
PURCHASE OF SHARES..........................................................[__]
REDEMPTION AND REPURCHASE OF SHARES.........................................[__]
SHAREHOLDER SERVICES........................................................[__]
NET ASSET VALUE.............................................................[__]
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................[__]
PORTFOLIO TRANSACTIONS......................................................[__]
GENERAL INFORMATION.........................................................[__]
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
     REGISTERED PUBLIC ACCOUNTING FIRM......................................[__]
APPENDIX A: STATEMENT OF POLICIES AND PROCEDURES FOR PROXY
     VOTING.................................................................A-1

--------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

--------------------------------------------------------------------------------

                 INFORMATION ABOUT THE FUND AND ITS INVESTMENTS

--------------------------------------------------------------------------------

Introduction to the Fund
------------------------

            The Company's shares are offered in separate series. The Fund is a series of the Company, a separate pool of assets constituting, in effect, a separate open-end management investment company with its own investment objective and policies. Except as otherwise noted, the Fund's investment objective and policies described below are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Board of Directors of the Company (the "Board" or the "Directors") without shareholder approval. However, the Fund will not change its investment objective without at least 60 days' prior written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective. Whenever any investment policy or restriction states a percentage of the Fund's assets that may be invested in any security or other asset, it is intended that such percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation of this percentage limitation.

Additional Investment Policies and Practices
--------------------------------------------

            The following information about the Fund's investment policies and practices supplements the information set forth in the Prospectuses.

Convertible Securities
----------------------

            Convertible securities include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into shares of the underlying common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

            When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure. They consequently entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Depositary Receipts
-------------------

            The Fund may invest in depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or non-U.S. company. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities that they represent. In addition, the issuers of securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets and GDRs, in bearer form, are designed for use in two or more securities markets, such as those of Europe and Asia.

Derivatives
-----------

            The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices.

            There are four principal types of derivatives - options, futures, forwards and swaps. The four principal types of derivative instruments, as well as the methods in which they may be used by the Fund are described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

            Forward Contracts. A forward contract, which may be standardized or customized and privately negotiated, is an agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed-upon location at a future date (rather than settled by cash) or is rolled forward into a new forward contract. Non-deliverable forwards ("NDFs") specify a cash payment upon maturity.

            Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or canceled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

            Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call") or sell (a "put") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

            Swaps. A swap, which may be standardized or customized and privately negotiated, is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.

            Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives.

            -- Market Risk. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Fund's interest.

            -- Management Risk. Derivative products are highly specialized instruments that require investment expertise and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.

            -- Credit Risk. This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

            -- Liquidity Risk. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

            -- Leverage Risk. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

            -- Risk of Potential Governmental Regulation of Derivatives. Recent legislation and regulatory developments will eventually require the use of clearinghouses for most over-the-counter derivatives investments. It is possible that new government regulation of various types of derivative instruments, including futures and swap agreements, may affect the Fund's ability to use such instruments as a part of its investment strategy.

            -- Other Risks. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Use of Options, Futures, Forwards and Swaps by the Fund
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            --Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific amount of a currency for an agreed-upon price at a future date. A forward currency exchange contract may result in the delivery of the underlying asset upon maturity of the contract in return for the agreed-upon payment. NDFs specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

            The Fund may, for example, enter into forward currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. Dollar and other currencies. The Fund may purchase or sell forward currency exchange contracts for hedging purposes similar to those described below in connection with its transactions in foreign currency futures contracts. For instance, the Fund may enter into a forward contract when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). In addition, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). If the Adviser were to forecast incorrectly the direction of exchange rate movements, the Fund might be required to complete such forward transactions at prices inferior to the then current market values. The Fund may also purchase or sell forward currency exchange contracts for non-hedging purposes as a means of making investments in foreign currencies, as described below under "Currency Transactions".

            If a hedging transaction in forward currency exchange contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the forward currency exchange contract. Nevertheless, by entering into such forward currency exchange contracts, the Fund may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

            The Fund may also use forward currency exchange contracts to seek to increase total return when AllianceBernstein L.P., the Fund's Adviser (the "Adviser") anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. For example, the Fund may enter into a foreign currency exchange contract to purchase a currency if the Adviser expects the currency to increase in value. The Fund would recognize a gain if the market value of the currency is more than the contract value of the currency at the time of settlement of the contract. Similarly, the Fund may enter into a foreign currency exchange contract to sell a currency if the Adviser expects the currency to decrease in value. The Fund would recognize a gain if the market value of the currency is less than the contract value of the currency at the time of settlement of the contract.

            The cost of engaging in forward currency exchange contracts varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currencies are usually conducted on a principal basis, no fees or commissions are involved.

            --Options on Securities. The Fund may write and purchase call and put options on securities. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

            The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the Fund will suffer a loss on the transaction to the extent of the premium paid.

            The Fund may write a put or call option in return for a premium, which is retained by the Fund whether or not the option is exercised. The Fund may write covered options or uncovered options. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than of the put option it has written. Uncovered options or "naked options" are riskier than covered options. For example, if the Fund wrote a naked call option and the price of the underlying security increased, the Fund would have to purchase the underlying security for delivery to the call buyer and sustain a loss equal to the difference between the option price and the market price of the security.

            The Fund may also, as an example, write combinations of put and call options on the same security, known as "straddles", with the same exercise and expiration date. By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Fund will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains relatively stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

            By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium. The Fund may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

            The Fund may purchase or write options on securities of the types in which they are permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written in negotiated transactions may be illiquid and it may not be possible for the Fund to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so.

            --Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

            The Fund may write (sell) call and put options and purchase call and put options on securities indices. If the Fund purchases put options on securities indices to hedge its investments against a decline in the value of portfolio securities, it will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

            The purchase of call options on securities indices may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Fund owns.

            --Options on Foreign Currencies. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

            Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

            In addition, where the Fund anticipates a decline in the dollar value of non-U.S. Dollar-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

            Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forgo all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

            In addition to using options for the hedging purposes described above, the Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making investments in foreign currencies. The Fund may use options on currency to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. For example, the Fund may purchase call options in anticipation of an increase in the market value of a currency. The Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise, the Fund would realize no gain or loss on the purchase of the call option. Put options may be purchased by the Fund for the purpose of benefiting from a decline in the value of a currency that the Fund does not own. The Fund would normally realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, the Fund would realize no gain or loss on the purchase of the put option. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

            Special Risks Associated with Options on Currencies. An exchange-traded options position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the Fund will generally purchase or sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs on the purchase or sale of the underlying currency.

            --Futures Contracts and Options on Futures Contracts. Futures contracts that the Fund may buy and sell may include futures contracts on fixed-income or other securities, and contracts based on interest rates, foreign currencies or financial indices, including any index of U.S. government securities. The Fund may, for example, purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies.

            Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on the Fund's current or intended investments in fixed-income securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, the market for interest rate futures contracts may be more liquid than the cash market for individual bonds, and the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value, or NAV, of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market.

            The Fund may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of non-U.S. Dollar-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of non-U.S. Dollar-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in its value as a result of the change in exchange rates.

            Conversely, the Fund could protect against a rise in the dollar cost of non-U.S. Dollar-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

            The Fund may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that the Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. Dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the U.S. Dollar.

            The Fund may also use foreign currency futures contracts and options on such contracts for non-hedging purposes. Similar to options on currencies described above, the Fund may use foreign currency futures contracts and options on such contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. The risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above. For additional information on the use of futures contracts on foreign currencies and options on such contracts for non-hedging purposes, see "Currency Transactions" below.

            Purchases or sales of stock or bond index futures contracts may be used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

            The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

            Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Fund will be traded on U.S. exchanges.

            The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Fund's portfolio. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

            The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

            --Total Return Swaps. The Fund may enter into total return swaps in order to take a "long" or "short" position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the referenced asset. A total return swap involves commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment or make a payment to the counterparty.

            --Currency Swaps. The Fund may enter into currency swaps for hedging purposes in an attempt to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". Currency swaps involve the exchange by the Fund with another party of a series of payments in specified currencies. Since currency swaps are typically individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation and again upon termination of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transactions.

            Special Risks Associated with Swaps. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of swap contracts on the statement of operations.

            --Synthetic Foreign Equity Securities. The Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before their expiration date, or European style, which means that they may be exercised only on the expiration date.

            Other types of synthetic foreign equity securities in which the Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrant usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which they can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

            The Fund's investments in synthetic foreign equity securities will be those issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

            International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

            The Fund also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long-term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

            --Eurodollar Instruments. Eurodollar instruments are essentially U.S. Dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate and are subject to the same limitations and risks as other futures contracts and options.

            --Currency Transactions. The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

Forward Commitments and When-Issued and Delayed Delivery Securities
-------------------------------------------------------------------

            Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade). When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made. The Fund assumes the rights and risks of ownership of the security, but the Fund does not pay for the securities until they are received. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner may increase the Fund's volatility of returns.

            The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and/or prices. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a when issued basis may increase the volatility of the Fund's NAV.

            At the time the Fund intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

            Purchases of securities on a forward commitment or "when-issued" basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if the Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, the Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, the Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation). No interest or dividends accrue to the purchaser prior to the settlement date for securities purchased or sold under a forward commitment. In addition, in the event the other party files for bankruptcy, becomes insolvent, or defaults on its obligation, the Fund may be adversely affected.

Illiquid Securities
-------------------

            The Fund will not invest in illiquid securities if immediately after such investment more than 15% or such other amount permitted by guidance regarding the 1940 Act of the Fund's net assets would be invested in such securities. For this purpose, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Fund over-the-counter and the cover for options written by the Fund over-the-counter, and (c) repurchase agreements not terminable within seven days. As discussed in more detail below, securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

            Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

            Rule 144A under the Securities Act of 1933, as amended, (the "Securities Act") allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

            The Adviser, acting under the oversight of the Board, will monitor the liquidity of restricted securities in the Fund that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission ("SEC") interpretation or position with respect to such type of securities.

Investment in Other Investment Companies
----------------------------------------

            The Fund may invest in the securities of other investment companies to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. The Fund may invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If the Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. The Fund may also invest in exchange-traded funds, subject to the restrictions and limitations of the 1940 Act and any applicable rules, exemptive orders or regulatory guidance.

Lending of Portfolio Securities
-------------------------------

            The Fund may seek to increase income by lending portfolio securities to brokers, dealers and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules and regulations may be amended from time to time). Under the securities lending program, all securities loans will be secured continually by cash collateral. A principal risk in lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan that the collateral will not be sufficient to replace the loaned securities upon the borrower's default. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The Fund will be compensated for the loan from the net return from the interest earned on the cash collateral after a rebate is pain to the borrower (which may be a negative amount - i.e, the borrower may pay a fee to the Fund in connection with the loan) and fees are paid to the securities lending agent and for certain other administrative expenses.

            The Fund will have the right, by providing notice to the borrower at any time, to call a loan and obtain the securities loaned within the normal and customary settlement time for the securities. While securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities.

            The Fund will invest any cash collateral in a money market fund that complies with Rule 2a-7 under the 1940 Act and is expected to be advised by the Adviser. Any such investment of cash collateral will be subject to the money market fund's risks. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

            The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise voting or ownership rights. When the Fund lends its securities, its investment performance will continue to reflect the value of securities on loan.

Preferred Stock
---------------

            The Fund may invest in preferred stock. Preferred stock is an equity security that has features of debt because it generally entitles the holder to periodic payments at a fixed rate of return. Preferred stock is subordinated to any debt the issuer has outstanding but has liquidation preference over common stock. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Therefore, preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Real Estate Investment Trusts
-----------------------------

            Real Estate Investment Trusts ("REITs") are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest and principal payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the United States Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

            Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

            Because REITs are often smaller capitalization companies, investing in REITs may involve risks similar to those associated with investing in such companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

            REITs are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Repurchase Agreements and Buy/Sell Back Transactions
----------------------------------------------------

            A repurchase agreement is an agreement by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date, normally one day or a week later. The purchase and repurchase obligations are transacted under one document. The resale price is greater than the purchase price, reflecting an agreed-upon "interest rate" that is effective for the period of time the buyer's money is invested in the security, and which is related to the current market rate of the purchased security rather than its coupon rate. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the securities subject to the agreement and, if the market value of the securities falls below the resale amount provided under the repurchase agreement, the seller under the repurchase agreement is required to provide additional securities or cash equal to the amount by which the market value of the securities falls below the resale amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn a return on temporarily available cash while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Repurchase agreements may exhibit the characteristics of loans by the Fund.

            The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying security, including possible sale of the security. The Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying securities, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund's rights. The Board has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

            The Fund may enter into repurchase agreements pertaining to U.S. government securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. Currently, the Fund intends to enter into repurchase agreements only with its custodian and such primary dealers.

            The Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, the Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transactions, though done simultaneously, are two separate legal agreements. A buy/sell back transaction also differs from a repurchase agreement in that the seller is not required to provide margin payments if the value of the securities falls below the repurchase price because the transaction is two separate transactions. The Fund has the risk of changes in the value of the purchased security during the term of the buy/sell back agreement although these agreements typically provide for the repricing of the original transaction at a new market price if the value of the security changes by a specific amount.

Reverse Repurchase Agreements
-----------------------------

            Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities.

            Reverse repurchase agreements can be viewed as a loan to the Fund by the counterparty, collateralized by the assets subject to repurchase. By entering into reverse repurchase agreements, the Fund obtains additional cash to invest in other securities. The Fund may use reverse repurchase agreements for borrowing purposes if it believes that the cost of this form of borrowing will be lower than the cost of bank borrowing. Reverse repurchase agreements create the opportunity for increased income for the Fund's shareholders when the Fund achieves a higher rate of return on the investment of the reverse repurchase agreement proceeds than it pays in interest on the reverse repurchase transactions. However, there is the risk that returns could be reduced if the rates of interest on the investment proceeds do not exceed the interest paid by the Fund on the reverse repurchase transactions.

            Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, the use of these investments results in leveraging the Fund's assets because the Fund uses the proceeds to make investments in other securities. See "Certain Risk and Other Considerations - Borrowing and Use of Leverage" below.

Rights and Warrants
-------------------

            The Fund may invest in rights or warrants which entitle the holder to buy equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales
-----------

            The Fund may make short sales of securities or maintain short positions. A short sale is effected by selling a security that the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of sale. A short sale is against the box to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold. A short sale of a security involves the risk that, instead of declining, the price of the security sold short will rise. If the price of the securities sold short increases between the time of a short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Although the Fund's gain is limited to the price at which the security is sold short, its potential loss is unlimited since there is a theoretically unlimited potential for the market price of the security sold short to increase. Short sales may be used in some cases by the Fund to defer the realization of gain or loss for federal income tax purposes on securities then owned by the Fund. See "Dividends, Distributions and Taxes-Tax Straddles" for a discussion of certain special federal income tax considerations that may apply to short sales which are entered into by the Fund.

Special Situations
------------------

            The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements in the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Standby Commitment Agreements
-----------------------------

            The Fund may from time to time enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security that the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that are considered advantageous to the Fund and that are unavailable on a firm commitment basis. The Fund will at all times maintain a segregated account with its custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

            There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

            The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Certain Risk and Other Considerations
-------------------------------------

            Borrowing and Use of Leverage. The Fund may use borrowings for investment purposes subject to the restrictions of the 1940 Act. The Fund may also use leverage for investment purposes by entering into transactions such as reverse repurchase agreements, forward contracts and dollar rolls. This means that the Fund uses the cash proceeds made available during the term of these transactions to make investments in other securities.

            Borrowings by the Fund result in leveraging of the Fund's shares of common stock. The proceeds of such borrowings will be invested in accordance with the Fund's investment objective and policies. The Adviser anticipates that the difference between the interest expense paid by the Fund on borrowings and the rates received by the Fund from its investment portfolio issuers will provide the Fund's shareholders with a potentially higher yield.

            Utilization of leverage, which is usually considered speculative, however, involves certain risks to the Fund's shareholders. These include a higher volatility of the NAV of the Fund's shares of common stock and the relatively greater effect on the NAV of the shares caused by favorable or adverse changes in market conditions or interest rates. So long as the Fund is able to realize a net return on the leveraged portion of its investment portfolio that is higher than the interest expense paid on borrowings or the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize higher current net investment income than if the Fund were not leveraged. However, to the extent that the interest expense on borrowings or the carrying costs of leveraged transactions approaches the return on the leveraged portion of the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced, and if the interest expense on borrowings or the carrying costs of leveraged transactions were to exceed such return, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense on borrowings or the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the NAV of the Fund's shares.

            Certain transactions, such as derivatives transactions, forward commitments, reverse repurchase agreements and short sales, involve leverage and may expose the Fund to potential losses that, in some cases, may exceed the amount originally invested by the Fund. When the Fund engages in such transactions, it will, in accordance with guidance provided by the SEC or its staff in, among other things, regulations, interpretative releases and no-action letters, deposit in a segregated account certain liquid assets with a value at least equal to the Fund's exposure, on a marked-to-market or other relevant basis, to the transaction. Transactions for which assets have been segregated will not be considered "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The segregation of assets is intended to enable the Fund to have assets available to satisfy its obligations with respect to these transactions, but will not limit the Fund's exposure to loss.

            Additional Risks of Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts may not be traded on contract markets regulated by the Commodity Futures Trading Commission ("CFTC") or (with the exception of certain foreign currency options) by the SEC. Such instruments may be traded through financial institutions acting as market makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

            Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

            However, the purchase and sale of exchange-traded foreign currency options is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

            In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different requirements than in the U.S., and (v) lesser trading volume.

            Risks of Investments in Foreign Securities. Investors should understand and consider carefully the substantial risks involved in securities of foreign companies and governments of foreign nations, some of which are referred to below, and which are in addition to the usual risks inherent in domestic investments. Investing in securities of non-U.S. companies which are generally denominated in foreign currencies, and utilization of derivative investment products denominated in, or the value of which is dependent upon movements in the relative value of, a foreign currency, involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.

            There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund may invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

            Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange ("Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are often higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

            Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which the Fund may invest and could adversely affect the Fund's assets should these conditions or events recur.

            Foreign investment in the securities of companies in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude Fund investment in certain foreign securities and increase the costs and expenses of the Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

            Certain countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

            Income from certain investments held by the Fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. The Fund's NAV may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser generally will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the tax treatment of investments held by the Fund will not be subject to change. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "United States Federal Income Taxation of the Fund".

            Although the Fund may value its assets in terms of U.S. Dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. Dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (commonly known as the "spread") between the price at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Investors should understand that the expenses of a fund investing in foreign securities may be higher than investment companies investing only in domestic securities since, among other things, the cost of maintaining the custody of foreign securities is higher and the purchase and sale of portfolio securities may be subject to higher transaction charges, such as stamp duties and turnover taxes.

            For many foreign securities, there are U.S. Dollar-denominated ADRs which are traded in the U.S. on exchanges or over-the-counter and are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. The Fund may purchase foreign securities directly, as well as through ADRs.

            Foreign Currency Transactions. The Fund may invest in securities denominated in foreign currencies and a corresponding portion of the Fund's revenues will be received in such currencies. In addition, the Fund may conduct foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies as described above. The dollar equivalent of the Fund's net assets and distributions will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. Such changes will also affect the Fund's income. The Fund will, however, have the ability to attempt to protect itself against adverse changes in the values of foreign currencies by engaging in certain of the investment practices listed above. While the Fund has this ability, there is no certainty as to whether and to what extent the Fund will engage in these practices.

            Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent the Fund's total assets (adjusted to reflect the Fund's net position after giving effect to currency transactions) is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

            The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. Dollars at a later date, based on anticipated changes in the relevant exchange rate. If the value of the foreign currencies in which the Fund receives income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. Dollars to meet the distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if the value of a particular foreign currency declines between the time the Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in certain currency hedging transactions, which themselves, involve certain special risks.

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

Fundamental Investment Policies
-------------------------------

            The following fundamental investment policies may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of (i) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund, whichever is less.

            As a matter of fundamental policy, the Fund may not:

                  (a) concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

                  (b) issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;

                  (c) make loans except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

                  (d) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business; or

                  (e) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

            As a fundamental policy, the Fund may purchase and sell commodities to the extent allowed by applicable law.

            The Fund is a "non-diversified" investment company, which means the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. This policy may be changed without a shareholder vote. However, the Fund intends to limit its investments so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (i) not more than 25% of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's investments in U.S. government securities are not subject to these limitations.

Non-Fundamental Investment Policy
---------------------------------

            The following is a description of an operating policy that the Fund has adopted but that is not fundamental and is subject to change without shareholder approval.

            The Fund may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the SEC under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

The Adviser
-----------

            The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Board. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

            The Adviser is a leading global investment management firm supervising client accounts with assets as of [ ], 2011, totaling approximately $___ billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.

            As of [_________], 2011, the direct ownership structure of the Adviser, expressed as a percentage of general and limited partnership interests, was as follows:

            AXA and its subsidiaries             [____]%
            AllianceBernstein Holding L.P.       [____]
            Unaffiliated holders                 [____]
                                              ----------
                                                  100.0%
                                              ==========

            AXA is a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries"). AllianceBernstein Holding L.P. ("Holding") is a Delaware limited partnership, the units of which ("Holding Units") are traded publicly on the Exchange under the ticker symbol "AB". As of [_______], 2011, AXA also owned approximately [____]% of the issued and outstanding assignments of beneficial ownership of Holding Units.

            AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the Adviser. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. Including both the general partnership and limited partnership interests in Holding and the Adviser, AXA and its subsidiaries had an approximate [_____]% economic interest in the Adviser as of [________], 2011.

            AXA is a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial, Inc. ("AXA Financial") is a wholly-owned subsidiary of AXA. AXA Equitable Life Insurance Company is an indirect wholly-owned subsidiary of AXA Financial.

Advisory Agreement and Expenses
-------------------------------

            The Adviser serves as investment manager and adviser of the Fund, continuously furnishes an investment program for the Fund, and manages, supervises and conducts the affairs of the Fund, subject to the Board's oversight.

            Under the Fund's Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments, and provides persons satisfactory to the Board to act as officers of the Fund. Such officers or employees may be employees of the Adviser or of its affiliates.

            The Adviser is, under the Fund's Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of shares of the Fund (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing prospectuses of the Fund and other reports to shareholders and fees related to registration with the SEC and with state regulatory authorities).

            The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Board. The Fund has not yet paid the Adviser in respect of such services because the Fund has not yet commenced operations.

            The Advisory Agreement became effective on [__________], 2012. The Advisory Agreement provides that it will continue in effect for two years from its effective date and thereafter from year to year provided that its continuance is specifically approved at least annually by majority vote of the holders of the outstanding voting securities of the Fund or by the Directors, and, in either case, by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party at a meeting in person called for the purpose of voting on such matter.

            Any material amendment to the Advisory Agreement must be approved by the vote of a majority of the outstanding securities of the Fund and by the vote of a majority of the Directors who are not interested persons of the Fund or the Adviser. The Advisory Agreement is terminable without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of the Fund, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

            Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchase or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory rcommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the Adviser's clients (including the Fund) are purchasing or selling the same security on a given day through the same broker or dealer, such transactions may be averaged as to price.

            Effective as of [___________], 2012, the Fund has contractually agreed to pay a monthly fee to the Adviser at an annualized rate of 1.175% of the first $1 billion of the Fund's average daily net assets, 1.05% of the excess of $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, 0.90% of the excess of $3 billion up to $6 billion, and 0.85% of the excess over $6 billion of the average daily net assets of the Fund. The Adviser has not received advisory fees from the Fund because the Fund has not yet commenced operations. The Adviser has contractually agreed to waive its fee and bear certain expenses so that total expenses (excluding extraordinary expenses, interest expense, and the fees and expenses of registered investment companies or series thereof in which the Fund invests other than advisory fees paid by Affiliated Funds) do not exceed on an annual basis 1.75%, 2.45%, 1.95%, 1.70%, 1.45%, 1.70%, 1.45% and 1.45% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I, Class 1, Class 2 and Advisor Class shares. This fee waiver and/or expense reimbursement agreement may not be terminated before ________, 2015. Fees waived and expenses borne by the Adviser are subject to reimbursement by the Fund until ________, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual operating expenses to exceed 1.75%, 2.45%, 1.95%, 1.70%, 1.45%, 1.70%, 1.45% and
1.45% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I, Class 1, Class 2 and Advisor Class shares or cause the total of the payments to exceed the Fund's total initial offering expenses.

            The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Core Opportunities Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Equity Income Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Global Bond Fund, Inc., AllianceBernstein Global Real Estate Investment Fund, Inc., AllianceBernstein Global Thematic Growth Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Income Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Small/Mid Cap Growth Fund, Inc., AllianceBernstein Trust, AllianceBernstein Unconstrained Bond Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios and The AllianceBernstein Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AllianceBernstein Income Fund, Inc., AllianceBernstein National Municipal Income Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., and The Ibero-America Fund, Inc., all registered closed-end investment companies.

Board of Directors Information
------------------------------

            The business and affairs of the Fund are managed under the direction of the Board. Certain information concerning the Directors is set forth below.

                                                                          OTHER PUBLIC
                                                            PORTFOLIOS    COMPANY
                               PRINCIPAL                    IN FUND       DIRECTORSHIPS
NAME, ADDRESS,* AGE            OCCUPATION(S)                COMPLEX       HELD BY
AND                            DURING PAST FIVE YEARS       OVERSEEN BY   DIRECTOR IN THE
(YEAR ELECTED**)               OR LONGER                    DIRECTOR      PAST FIVE YEARS
--------------------           ----------------------       -----------   ---------------
INDEPENDENT DIRECTORS

Chairman of the Board

William H. Foulk, Jr.,#,##     Investment Adviser and an    [ ]           None
78                             Independent Consultant
(1998)                         since prior to 2006.
                               Formerly, he was Senior
                               Manager of Barrett
                               Associates, Inc., a
                               registered investment
                               adviser. He was formerly
                               Deputy Comptroller and
                               Chief Investment Officer
                               of the State of New York
                               and, prior thereto, Chief
                               Investment Officer of the
                               New York Bank for
                               Savings. He has served as
                               a director or trustee of
                               various AllianceBernstein
                               Funds since 1983 and has
                               been Chairman of the
                               AllianceBernstein Funds
                               and of the Independent
                               Directors Committee of
                               such Funds since 2003.

John H. Dobkin,#               Independent Consultant       [ ]           None
69                             since prior to 2006.
(1998)                         Formerly, President of
                               Save Venice, Inc.
                               (preservation
                               organization) from
                               2001-2002, Senior Advisor
                               from June 1999-June 2000
                               and President of Historic
                               Hudson Valley (historic
                               preservation) from
                               December 1989-May 1999.
                               Previously, Director of
                               the National Academy of
                               Design. He has served as
                               a director or trustee of
                               various AllianceBernstein
                               Funds since 1992.

Michael J. Downey,#            Private Investor since       [ ]           Asia Pacific Fund,
67                             prior to 2006. Formerly,                   Inc. and The Merger
(2005)                         managing partner of                        Fund since prior to
                               Lexington Capital, LLC                     2007 and Prospect
                               (investment advisory                       Acquisition Corp.
                               firm) from December 1997                   (financial services)
                               until December 2003. From                  from 2007 until 2009
                               1987 until 1993, Chairman
                               and CEO of Prudential
                               Mutual Fund Management,
                               director of the
                               Prudential Mutual Funds
                               and member of the
                               Executive Committee of
                               Prudential Securities
                               Inc. He has served as a
                               director or trustee of
                               the AllianceBernstein
                               Funds since 2005.

D. James Guzy,#                Chairman of the Board of     [ ]           Cirrus Logic
75                             PLX Technology                             Corporation
(2005)                         (semi-conductors) and of                   (semi-conductors) and
                               SRC Computers Inc., with                   PLX Technology
                               which he has been                          (semi-conductors)
                               associated since prior to                  since prior to 2007
                               2006. He was a Director                    and Intel Corporation
                               of Intel Corporation                       (semi-conductors)
                               (semi-conductors) from                     since prior to 2007
                               1969 until 2008, and                       until 2008
                               served as Chairman of the
                               Finance Committee of such
                               company for several years
                               until May 2008. He has
                               served as a director or
                               trustee of one or more of
                               the AllianceBernstein
                               Funds since 1982.

Nancy P. Jacklin,#             Professorial Lecturer at     [ ]           None
63                             the Johns Hopkins School
(2006)                         of Advanced International
                               Studies since 2008.
                               Formerly, U.S. Executive
                               Director of the
                               International Monetary
                               Fund (December 2002-May
                               2006); Partner, Clifford
                               Chance (1992-2002);
                               Sector Counsel,
                               International Banking and
                               Finance, and Associate
                               General Counsel, Citicorp
                               (1985-1992); Assistant
                               General Counsel
                               (International), Federal
                               Reserve Board of
                               Governors (1982-1985);
                               and Attorney Advisor,
                               U.S. Department of the
                               Treasury (1973-1982).
                               Member of the Bar of the
                               District of Columbia and
                               New York; and member of
                               the Council on Foreign
                               Relations. She has served
                               as a director or trustee
                               of the AllianceBernstein
                               Funds since 2006.

Garry L. Moody,#               Independent Consultant.      [ ]           None
59                             Formerly, Partner,
(2008)                         Deloitte & Touche LLP
                               (1995-2008) where he held
                               a number of senior
                               positions, including Vice
                               Chairman, and U.S. and
                               Global Investment
                               Management Practice
                               Managing Partner;
                               President, Fidelity
                               Accounting and Custody
                               Services Company
                               (1993-1995); and Partner,
                               Ernst & Young LLP
                               (1975-1993), where he
                               served as the National
                               Director of Mutual Fund
                               Tax Services. He is also
                               a member of the Governing
                               Council of the
                               Independent Directors
                               Council (IDC), an
                               organization of
                               independent directors of
                               mutual funds, and serves
                               on that organization's
                               Education and
                               Communications Committee.
                               He has served as a
                               director or trustee, and
                               as Chairman of the Audit
                               Committee, of most of the
                               AllianceBernstein Funds
                               since 2008.

Marshall C. Turner, Jr.,#      Private Investor since       [ ]           Xilinx, Inc.
69                             prior to 2006. Interim                     (programmable logic
(2005)                         CEO of MEMC Electronic                     semi-conductors) and
                               Materials, Inc.                            MEMC Electronic
                               (semi-conductor and solar                  Materials, Inc.
                               cell substrates) from                      (semi-conductor and
                               November 2008 until March                  solar cell
                               2009. He was Chairman and                  substrates) since
                               CEO of Dupont Photomasks,                  prior to 2007
                               Inc. (components of
                               semi-conductor
                               manufacturing),
                               2003-2005, and President
                               and CEO, 2005-2006, after
                               the company was acquired
                               and renamed Toppan
                               Photomasks, Inc. He has
                               extensive experience in
                               venture capital investing
                               including prior service
                               as general partner of
                               three institutional
                               venture capital
                               partnerships, and serves
                               on the boards of a number
                               of education and
                               science-related
                               non-profit organizations.
                               He has served as a
                               director or trustee of
                               one or more of the
                               AllianceBernstein Funds
                               since 1992.

Earl D. Weiner,#               Of Counsel, and Partner      [ ]           None
71                             prior to January 2007, of
(2007)                         the law firm Sullivan &
                               Cromwell LLP and member
                               of ABA Federal Regulation
                               of Securities Committee
                               Task Force to draft
                               editions of the Fund
                               Director's Guidebook. He
                               also serves as a director
                               or trustee of various
                               non-profit organizations
                               and has served as
                               Chairman or Vice Chairman
                               of a number of them. He
                               has served as a director
                               or trustee of the
                               AllianceBernstein Funds
                               since 2007 and is
                               Chairman of the
                               Governance and Nominating
                               Committee of most of the
                               Funds.

INTERESTED DIRECTOR

Robert M. Keith,+              Senior Vice President of     [ ]           None
51                             the Adviser and head of
(2010)                         AllianceBernstein
                               Investments, Inc.
                               ("ABI") since July
                               2008; Director of ABI and
                               President of the
                               AllianceBernstein Mutual
                               Funds. Previously, he
                               served as Executive
                               Managing Director of ABI
                               from December 2006 to
                               June 2008. Prior to
                               joining ABI in 2006,
                               Executive Managing
                               Director of Bernstein
                               Global Wealth Management,
                               and prior thereto, Senior
                               Managing Director and
                               Global Head of Client
                               Service and Sales of the
                               Adviser's institutional
                               investment management
                               business since 2004.
                               Prior thereto, Managing
                               Director and Head of
                               North American Client
                               Service and Sales in the
                               Adviser's institutional
                               investment management
                               business.

--------
* The address for each of the Fund's Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.
**    There is no stated term of office for the Fund's Directors.
# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.
##    Member of the Fair Value Pricing Committee.
+ Mr. Keith is an "interested person", as defined in Section 2(a)(19) of the 1940 Act, of the Fund due to his position as a Senior Vice President of the Adviser.

            The business and affairs of the Fund are managed under the direction of the Board. Directors who are not "interested persons" of the Fund as defined in the 1940 Act, are referred to as "Independent Directors", and Directors who are "interested persons" of the Fund are referred to as "Interested Directors". Certain information concerning the Fund's governance structure and each Director is set forth below.

            Experience, Skills, Attributes, and Qualifications of the Fund's Directors. The Governance and Nominating Committee of the Board, which is composed of Independent Directors, reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board, and conducts a similar review in connection with the proposed nomination of current Directors for re-election by stockholders at any annual or special meeting of stockholders. In evaluating a candidate for nomination or election as a Director the Governance and Nominating Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance and Nominating Committee believes contributes to good governance for the Fund. Additional information concerning the Governance and Nominating Committee's consideration of nominees appears in the description of the Committee below.

            The Board believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the Fund and protecting the interests of stockholders. The Board has concluded that, based on each Director's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director is qualified and should continue to serve as such.

            In determining that a particular Director was and continues to be qualified to serve as a Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. In addition, the Board has taken into account the actual service and commitment of each Director during his or her tenure (including the Director's commitment and participation in Board and committee meetings, as well as his or her current and prior leadership of standing and ad hoc committees) in concluding that each should continue to serve. Additional information about the specific experience, skills, attributes and qualifications of each Director, which in each case led to the Board's conclusion that the Director should serve (or continue to serve) as trustee or director of the Fund, is provided in the table above and in the next paragraph.

            Among other attributes and qualifications common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them (including information requested by the Directors), to interact effectively with the Adviser, other service providers, counsel and the Fund's independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. In addition to his or her service as a Director of the Fund and other AllianceBernstein Funds as noted in the table above: Mr. Dobkin has experience as an executive of a number of organizations and served as Chairman of the Audit Committee of many of the AllianceBernstein Funds from 2001 to 2008; Mr. Downey has experience in the investment advisory business including as Chairman and Chief Executive Officer of a large fund complex and as director of a number of non-AllianceBernstein funds and as Chairman of a non-AllianceBernstein closed-end fund; Mr. Foulk has experience in the investment advisory and securities businesses, including as Deputy Controller and Chief Investment Officer of the State of New York (where his responsibilities included bond issuances, cash management and oversight of the New York Common Retirement
Fund), has served as Chairman of the AllianceBernstein Funds and of the Independent Directors Committee since 2003, and is active in a number of mutual fund related organizations and committees; Mr. Guzy has experience as a corporate director including as Chairman of a public company and Chairman of the Finance Committee of a large public technology company; Ms. Jacklin has experience as a financial services regulator including as U.S. Executive Director of the International Monetary Fund, which is responsible for ensuring the stability of the international monetary system, and as a financial services lawyer in private practice; Mr. Keith has experience as an executive of the Adviser with responsibility for, among other things, the AllianceBernstein Funds; Mr. Moody has experience as a certified public accountant including experience as Vice Chairman and U.S. and Global Investment Management Practice Partner for a major accounting firm, is a member of the governing council of an organization of independent directors of mutual funds, and has served as Chairman of the Audit Committee of most of the AllianceBernstein Funds since 2008; Mr. Turner has experience as a director (including as Chairman and Chief Executive Officer of a number of companies) and as a venture capital investor including prior service as general partner of three institutional venture capital partnerships; and Mr. Weiner has experience as a securities lawyer whose practice includes registered investment companies and as Chairman, director or trustee of a number of boards, and has served as Chairman of the Governance and Nominating Committee of most of the AllianceBernstein Funds since 2007. The disclosure herein of a director's experience, qualifications, attributes and skills does not impose on such director any duties, obligations, or liability that are greater than the duties, obligations and liability imposed on such director as a member of the Board and any committee thereof in the absence of such experience, qualifications, attributes and skills.

            Board Structure and Oversight Function. The Board is responsible for oversight of the Fund. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and the Fund's other service providers in the operations of the Fund in accordance with the Fund's investment objective and policies and otherwise in accordance with its prospectus, the requirements of the 1940 Act and other applicable Federal, state and other securities and other laws, and the Fund's charter and bylaws. The Board typically meets in-person at regularly scheduled meetings eight times throughout the year. In addition, the Directors may meet in-person or by telephone at special meetings or on an informal basis at other times. The Independent Directors also regularly meet without the presence of any representatives of management. As described below, the Board has established four standing committees - the Audit, Governance and Nominating, Independent Directors, and Fair Value Pricing Committees - and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Each committee is composed exclusively of Independent Directors. The responsibilities of each committee, including its oversight responsibilities, are described further below. The Independent Directors have also engaged independent legal counsel, and may from time to time engage consultants and other advisors, to assist them in performing their oversight responsibilities.

            An Independent Director serves as Chairman of the Board. The Chairman's duties include setting the agenda for each Board meeting in consultation with management, presiding at each Board meeting, meeting with management between Board meetings, and facilitating communication and coordination between the Independent Directors and management. The Directors have determined that the Board's leadership by an Independent Director and its committees composed exclusively of Independent Directors is appropriate because they believe it sets the proper tone to the relationships between the Fund, on the one hand, and the Adviser and other service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the Fund is required to have an Independent Director as Chairman pursuant to certain 2003 regulatory settlements involving the Adviser.

            Risk Oversight. The Fund is subject to a number of risks, including investment, compliance and operational risks. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers (depending on the nature of the risk), subject to supervision by the Adviser. The Board has charged the Adviser and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrable and material adverse effects on the Fund; (ii) to the extent appropriate, reasonable or practicable, implementing processes and controls reasonably designed to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously, and to revise as appropriate, the processes and controls described in (i) and (ii) above.

            Risk oversight forms part of the Board's general oversight of the Fund's investment program and operations and is addressed as part of various regular Board and committee activities. The Fund's investment management and business affairs are carried out by or through the Adviser and other service providers. Each of these persons has an independent interest in risk management but the policies and the methods by which one or more risk management functions are carried out may differ from the Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. Oversight of risk management is provided by the Board and the Audit Committee. The Directors regularly receive reports from, among others, management (including the Global Heads of Investment Risk and Trading Risk of the Adviser), the Fund's Senior Officer (who is also the Fund's chief compliance officer), its independent registered public accounting firm, counsel, and internal auditors for the Adviser, as appropriate, regarding risks faced by the Fund and the Adviser's risk management programs.

            Not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost-effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals. As a result of the foregoing and other factors the Fund's ability to manage risk is subject to substantial limitations.

            Board Committees. The Board has four standing committees - an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing, and Independent Directors Committees are identified above.

            None of these Committees have met in connection with the Fund because it only recently commenced operations except the Independent Directors Committee met to approve the Advisory and Distribution Services Agreements for the Fund.

            The function of the Audit Committee is to assist the Board in its oversight of the Fund's financial reporting process. The Audit Committee has not yet met.

            The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board. The Governance and Nominating Committee has not yet met.

            The Board has adopted a charter for its Governance and Nominating Committee. Pursuant to the charter, the Committee assists the Board in carrying out its responsibilities with respect to governance of the Fund and identifies, evaluates, selects and nominates candidates for the Board. The Committee may also set standards or qualifications for Directors and reviews at least annually the performance of each Director, taking into account factors such as attendance at meetings, adherence to Board policies, preparation for and participation at meetings, commitment and contribution to the overall work of the Board and its committees, and whether there are health or other reasons that might affect the Director's ability to perform his or her duties. The Committee may consider candidates as Directors submitted by the Fund's current Board members, officers, the Adviser, stockholders and other appropriate sources.

            The Governance and Nominating Committee will consider candidates for nomination as a Director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Fund's common stock or shares of beneficial interest for at least two years prior to the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Fund begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

            Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person", information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

            The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

            The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, and the candidate's ability to qualify as an Independent Director or Director. When assessing a candidate for nomination, the Committee considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.

            The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Fund made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Fund's NAV by more than $0.01 per share. The Fair Value Pricing Committee has not yet met.

            The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the Independent Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee met on November 3, 2011 to approve the Advisory and Distribution Services Agreements for the Fund.

            The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities owned in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

                                                           AGGREGATE DOLLAR
                                     DOLLAR RANGE          RANGE OF EQUITY
                                     OF EQUITY             SECURITIES IN THE
                                     SECURITIES IN         ALLIANCEBERNSTEIN
                                     THE FUND AS OF        FUND COMPLEX AS OF
                                     DECEMBER 31, 2010     DECEMBER 31, 2010
                                     -----------------     ------------------

John H. Dobkin                              None               Over $100,000
Michael J. Downey                           None               Over $100,000
William H. Foulk, Jr.                       None               Over $100,000
D. James Guzy                               None               Over $100,000
Nancy P. Jacklin                            None               Over $100,000
Robert M. Keith*                            None               Over $100,000
Garry L. Moody                              None               Over $100,000
Marshall C. Turner, Jr.                     None               Over $100,000
Earl D. Weiner                              None               Over $100,000

--------
* With respect to Mr. Keith, unvested interests in certain deferred compensation plans, including the Partner Compensation Plan are not included.

Officer Information
-------------------

            Certain information concerning the Fund's officers is set forth below.

NAME, ADDRESS,*        POSITION(S) HELD        PRINCIPAL OCCUPATION
AND AGE                WITH FUND               DURING PAST 5 YEARS
---------------        -----------------       ---------------------

Robert M. Keith,       President and Chief     See above.
50                     Executive Officer

Philip L. Kirstein,    Senior Vice President   Senior Vice President and
66                     and Independent         Independent Compliance Officer of
                       Compliance Officer      the AllianceBernstein Funds, with
                                               which he has been associated
                                               since October 2004. Prior
                                               thereto, he was Of Counsel to
                                               Kirkpatrick & Lockhart, LLP from
                                               October 2003 to October 2004, and
                                               General Counsel of Merrill Lynch
                                               Investment Managers, L.P. since
                                               prior to March 2003.

Henry S. D'Auria,      Vice President          Senior Vice President and Chief
49                                             Investment Officer, Select
                                               Equities Portfolios of the
                                               Adviser,** with which he has been
                                               associated since June 2011. Prior
                                               thereto, he was a Senior Managing
                                               Director and Senior Trader of
                                               Caxton Associates LP, beginning
                                               prior to 2007.

Sammy Suzuki,          Vice President          Senior Vice President and
40                                             Director of Fundamental Value
                                               Research of the Adviser, with
                                               which he has been associated
                                               since prior to 2007.

Emilie D. Wrapp,       Secretary               Senior Vice President, Assistant
55                                             General Counsel and Assistant
                                               Secretary of ABI,** with which
                                               she has been associated since
                                               prior to 2007.

Joseph J. Mantineo,    Treasurer and Chief     Senior Vice President of ABIS,**
55                     Financial Officer       with which he has been associated
                                               since prior to 2007.

Phyllis J. Clarke,     Controller              Vice President of ABIS,** with
50                                             which she has been associated
                                               since prior to 2007.

--------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    The Adviser, ABI and ABIS are affiliates of the Fund.

            The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund. The estimated aggregate compensation that will be paid to the Directors by the Fund for the fiscal year ending _______, 2012, the aggregate compensation paid to each of the Directors during calendar year 2011 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within the companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                               Total Number of     Total Number of
                                                               Registered          Investment
                                                               Investment          Portfolios within
                                                               Companies in the    the
                                           Total               AllianceBernstein   AllianceBernstein
                                           Compensation        Fund Complex,       Fund Complex,
                                           from the            Including the       Including the
                          Estimated        AllianceBernstein   Fund, as to which   Fund, as to which
                          Aggregate        Fund Complex,       the Director is a   the Director is a
Name of Director          Compensation     Including the       Director or         Director or
of the Fund               from the Fund*   Fund                Trustee             Trustee
----------------          --------------   -----------------   -----------------   ------------------
John H. Dobkin            $[________]      $[________]             98                   100
Michael J. Downey         $[________]      $[________]             98                   100
William H. Foulk, Jr.     $[________]      $[________]             99                   101
D. James Guzy             $[________]      $[________]             98                   100
Nancy P. Jacklin          $[________]      $[________]             98                   100
Robert M. Keith           $0               $0                      99                   101
Garry L. Moody            $[________]      $[________]             98                   100
Marshall C. Turner, Jr.   $[________]      $[________]             98                   100
Earl D. Weiner            $[________]      $[________]             98                   100

--------
* Estimated compensation that will be paid by the Fund during the fiscal period ending [ ], 2012.

            As of [___________], 2011 the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

Additional Information About the Fund's Portfolio Managers
----------------------------------------------------------

            The management of and investment decisions for the Fund's portfolio are made by its senior investment management team. Henry S. D'Auria and Sammy Suzuki are the investment professionals(1) primarily responsible for the day-to-day management of the Fund's portfolio (the "Portfolio Manager"). For additional information about the portfolio management of the Fund, see "Management of the Fund - Portfolio Manager" in the Fund's Prospectuses.

--------
(1) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

            As of [__________], 2011, employees of the Adviser had approximately $[______________] in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Portfolio Manager also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of _______, 2011.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                  Total
                                                    Number of     Assets of
                     Total       Total              Registered    Registered
                     Number of   Assets of          Investment    Investment
                     Registered  Registered         Companies     Companies
                     Investment  Investment         Managed with  Managed with
                     Companies   Companies          Performance-  Performance-
Portfolio Manager    Managed     Managed            based Fees    based Fees
--------------------------------------------------------------------------------
Henry S. D'Auria     [_______]   $[_______________] [_______]     $[___________]
Sammy Suzuki         [_______]   $[_______________] [_______]     $[___________]

--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------
                                                   Number of     Total Assets
                    Total                          Other         of Other
                    Number of   Total Assets       Pooled        Pooled
                    Other       of Other           Investment    Investment
                    Pooled      Pooled             Vehicles      Vehicles
                    Investment  Investment         Managed with  Managed with
                    Vehicles    Vehicles           Performance-  Performance-
Portfolio Manager   Managed     Managed            based Fees    based Fees
--------------------------------------------------------------------------------
Henry S. D'Auria    [_______]   $[_______________] [___________] $[____________]
Sammy Suzuki        [_______]   $[_______________] [___________] $[____________]

--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------
                                                                 Total
                                                   Number of     Assets of
                     Total                         Other         Other
                     Number of                     Accounts      Accounts
                     Other      Total Assets of    Managed with  Managed with
                     Accounts   Other Accounts     Performance-  Performance-
Portfolio Manager    Managed    Managed            based Fees    based Fees
--------------------------------------------------------------------------------
Henry S. D'Auria     [_______]  $[_______________] [___________] $[____________]
Sammy Suzuki         [_______]  $[_______________] [___________] $[____________]

--------------------------------------------------------------------------------

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

            As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

            Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Adviser's Code of Business Conduct and Ethics also requires preclearance of all securities transactions (subject to certain exceptions, including transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

            Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional who manages client accounts carrying performance fees is compensated directly or specifically based on the performance of those accounts. As discussed further below under "Portfolio Manager Compensation", investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

            Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

            The Adviser's procedures are also designed to address potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

            To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders in appropriate circumstances to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

            The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based on the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

            (i) Fixed base salary: The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

            (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of investment professional compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

            (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which, prior to 2009, there were various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Prior to 2009, investment options under the deferred awards plan included many of the same AllianceBernstein Mutual Funds offered to mutual fund investors. Beginning in 2009, all deferred awards are in the form of the Adviser's publicly traded equity securities. Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units.

            (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan:
The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

            (v) Compensation under the Adviser's Special Option Program: Under this program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Adviser's publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Adviser.

--------------------------------------------------------------------------------

                              EXPENSES OF THE FUND

--------------------------------------------------------------------------------

Distribution Services Agreement
-------------------------------

            The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABI, the Fund's principal underwriter to permit ABI to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class C shares, Class R shares, Class K shares and Class 1 shares in accordance with a plan of distribution that is included in the Agreement and that has been duly adopted and approved in accordance with Rule 12b-1 adopted by the SEC under the 1940 Act (the "Plan").

            In approving the Plan, the Directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

            The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to ABI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            The Plan will continue in effect with respect to the Fund and each class of shares thereof for successive one-year periods provided that such continuance is specifically approved at least annually by a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto (the "Qualified Directors") and by a vote of a majority of the entire Board at a meeting called for that purpose.

            All material amendments to the Plan will become effective only upon approval as provided in the preceding paragraph; and the Plan may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Plan without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the Qualified Directors or (b) by ABI. To terminate the Plan or the Agreement, any party must give the other parties 60 days' written notice; except that the Fund may terminate the Plan without giving prior notice to ABI. The Agreement will terminate automatically in the event of its assignment. The Plan is of a type known as a "reimbursement plan", which means that it reimburses the distributor for the actual costs of services rendered.

            In the event that the Plan is terminated by either party or not continued with respect to the Class A, Class C, Class R ,Class K or Class 1 shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to ABI with respect to that class, and (ii) the Fund would not be obligated to pay ABI for any amounts expended under the Agreement not previously recovered by ABI from distribution services fees or through deferred sales charges in respect of shares of such class.

            Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class C, Class R, Class K and Class 1 shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit ABI to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fees on the Class C shares and the distribution services fees on the Class R, Class K and Class 1 shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

            With respect to Class A shares of the Fund, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABI's compensation with respect to Class C, Class R, Class K and Class 1 shares under the Plan of the Fund is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class C shares, Class R shares, Class K shares and Class 1 shares for any given year, however, will probably exceed the distribution services fee payable under the Plan with respect to the class involved and, in the case of Class C shares, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees subsequently payable under the Plan with respect to the class involved and, in the case of Class C shares, payments subsequently received through CDSCs, so long as the Plan is in effect.

Transfer Agency Agreement
-------------------------

            ABIS, an indirect wholly-owned subsidiary of the Adviser located principally at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of each of the Class A, Class C, Class R, Class K, Class I, Class 1, Class 2 shares and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class C shares is higher than the transfer agency fee with respect to the other classes of shares, reflecting the additional costs associated with the Class C CDSCs. The Fund has not yet paid ABIS pursuant to the Transfer Agency Agreement because the Fund has yet to commence operations.

            ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

            Many Fund shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Fund, ABI and/or the Adviser pays to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Fund, they are included in your Prospectus in the Fund expense tables under "Fees and Expenses of the Fund". In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

            Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

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            The following information supplements that set forth in your Prospectus under the heading "Investing in the Fund".

General
-------

            Shares of the Fund are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), to group retirement plans, as defined below, eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"), to group retirement plans eligible to purchase Class K shares, without any initial sales charge or CDSC ("Class K shares"), to group retirement plans and certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC ("Class I shares"), to private clients ("Clients") of Sanford C. Bernstein & Co. LLC ("Bernstein") without any initial sales charge or CDSC (the "Class 1 shares"), to institutional clients of the Adviser and Bernstein Clients who have at least $3 million in fixed-income assets under management with Bernstein without any initial sales charge or CDSC (the "Class 2 shares"), or to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. All of the classes of shares of the Fund, except Class I and Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of FINRA and have entered into selected dealer agreements with ABI ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with ABI ("selected agents") and (iii) ABI.

            Investors may purchase shares of the Fund either through financial intermediaries or directly through ABI. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares.

            In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

            The public offering price of shares of the Fund is its NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

            The respective NAVs of the various classes of shares of the Fund are expected to be substantially the same. However, the NAVs of the Class C and Class R shares will generally be slightly lower than the NAVs of the Class A, Class K, Class I, Class 1, Class 2 and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

            The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by ABIS prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries the applicable public offering price will be the NAV so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If a financial intermediary or ABIS receives an order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

            The Fund may, at its sole option, accept securities as payment for shares of the Fund if the Adviser believes that the securities are appropriate investments for the Fund. The securities are valued by the method described under "Net Asset Value" below as of the date the Fund receives the securities and corresponding documentation necessary to transfer the securities to the Fund. This is a taxable transaction to the shareholder.

            Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m., Eastern time, on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m., Eastern time, are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

            Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to the Fund, the Fund will not issue stock certificates representing shares of the Fund. Ownership of the Fund's shares will be shown on the books of the Fund's transfer agent.

            Each class of shares in the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class C shares bear the expense of the CDSC, (ii) Class C and Class R shares each bear the expense of a higher distribution services fee than those borne by Class A, Class K and Class 1 shares, and Class I shares, Class 2 shares and Advisor Class shares do not bear such a fee, (iii) Class C shares bear higher transfer agency costs than that borne by the other classes of shares, and (iv) each of Class A, Class C, Class R, Class K and Class 1 shares has exclusive voting rights with respect to provisions of the Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law. Each class has different exchange privileges and certain different shareholder service options available.

            The Directors have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Frequent Purchases and Redemptions
----------------------------------

            The Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

            Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

            Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

            A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage trading strategies.

            Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund will seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectuses. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result and the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

            Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-Term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

            Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who affects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

            The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

Alternative Purchase Arrangements
---------------------------------

            Classes A and C Shares. Class A and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See "Alternative Purchase Arrangements
- Group Retirement Plans and Tax-Deferred Accounts" below. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. See "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund the accumulated distribution services fee and CDSC on Class C shares would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, ABI will reject any order for more than $1,000,000 for Class C shares.

            Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class C shares. However, because initial sales charges are deducted at the time of purchase, most investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

            Other investors might determine, however, that it would be more advantageous to purchase Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and, being subject to a CDSC for a one-year period. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

            The Fund has not yet paid underwriting commission with respect to shares of the Fund because the Fund has not yet commenced operations.

            Class A Shares. The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                                  Sales Charge

                                                                  Discount or
                                   As %         As %              Commission
                                  of Net       of the           to Dealers or
                                  Amount       Public          Agents of up to
Amount of Purchase               Invested  Offering Price    % of Offering Price
------------------               --------  --------------    -------------------

Up to $100,000...............      4.44%        4.25%               4.00%
$100,000 up to $250,000......      3.36         3.25                3.00
$250,000 up to $500,000......      2.30         2.25                2.00
$500,000 up to $1,000,000*...      1.78         1.75                1.50

--------
*     There is no initial sales charge on transactions of $1,000,000 or more.

            All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "-- Contingent Deferred Sales Charge". ABI's commission is the sales charge shown above less any applicable discount or commission "re-allowed" to selected dealers and agents. ABI will re-allow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, ABI may elect to re-allow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with ABI. A selected dealer who receives re-allowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act. The Fund receives the total amount of an investor's purchase payment less the initial sales charge.

            No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions or (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC.

            Commissions are paid to selected dealers or agents who initiate or are responsible for Class A share purchases by a single shareholder in excess of $1,000,000 that are not subject to an initial sales charge at the following rate: 1.00% on purchases up to $3,000,000, 0.75% on purchases over $3,000,000 to $5,000,000, and 0.50% on purchases over $5,000.000. Commissions are paid based on cumulative purchases by a shareholder over the life of an account with no adjustments for redemptions, transfers or market declines.

            In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

            Class A Shares--Sales at NAV. The Fund may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

            (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division;

            (ii) officers, directors and present and full-time employees of selected dealers or agents; or the spouse or domestic partner, sibling, direct ancestor or direct descendant (collectively, "Relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

            (iii) the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates;

            (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services;

            (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements--Group Retirement Plans and Tax-Deferred Accounts"; and

            (vi) current Class A shareholders of AllianceBernstein Mutual Funds and investors who receive a "Fair Funds Distribution" (a "Distribution") resulting from an SEC enforcement action against the Adviser and current Class A shareholders of AllianceBernstein Mutual Funds who receive a Distribution resulting from any SEC enforcement action related to trading in shares of AllianceBernstein Mutual Funds who, in each case, purchase shares of an AllianceBernstein Mutual Fund from ABI through deposit with ABI of the Distribution check.

            Class C Shares. Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

            Contingent Deferred Sales Charge. Class A share purchases of $1,000,000 or more and Class C shares that in either case are redeemed within one year of purchase will be subject to a CDSC of 1%, as are Class A share purchases by certain group retirement plans (see "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below). The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

            In determining the CDSC applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund.

            Proceeds from the CDSC are paid to ABI and are used by ABI to defray the expenses of ABI related to providing distribution-related services to the Fund in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of the CDSC and the distribution services fee enables the Fund to sell shares without a sales charge being deducted at the time of purchase.

            The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, (iii) that had been purchased by present or former Directors of the Funds, by the Relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or Relative, or by the estate of any such person or Relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs - Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) due to the complete termination of a trust upon the death of the trustor/grantor, beneficiary or trustee but only if the trust termination is specifically provided for in the trust document, or (vi) that had been purchased with proceeds from a Distribution resulting from any SEC enforcement action related to trading in shares of AllianceBernstein Mutual Funds through deposit with ABI of the Distribution check. The CDSC is also waived for (i) permitted exchanges of shares, (ii) holders of Class A shares who purchased $1,000,000 or more of Class A shares where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from ABI or (iii) Class C shares sold through programs offered by financial intermediaries and approved by ABI where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for each Fund or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares.

            Class R Shares. Class R shares are offered only to group retirement plans that have plan assets of up to $10 million. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein-sponsored retirement products. Class R shares incur a ..50% distribution services fee and thus have a higher expense ratio and pay correspondingly lower dividends than Class A, Class K and Class I shares.

            Class K Shares. Class K shares are available at NAV to group retirement plans that have plan assets of at least $1 million. Class K shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class K shares do not have an initial sales charge or CDSC but incur a .25% distribution services fee and (i) thus have a lower expense ratio than Class R shares and pay correspondingly higher dividends than Class R shares and (ii) have a higher expense ratio than Class I shares and pay correspondingly lower dividends than Class I shares.

            Class I Shares. Class I shares are available at NAV to all group retirement plans that have plan assets in excess of $10 million (and to certain related group retirement plans with plan assets of less than $10 million in assets if the sponsor of such a plan has at least one group retirement plan with plan assets in excess of $10 million that invests in Class I shares) and to certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates. Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class I shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

            Class 1 Shares. Class 1 shares are offered only to Bernstein Clients. Class 1 shares incur a .25% distribution services fee and thus have a lower expense ratio and pay correspondingly higher dividends than Class A share and Class C shares.

            Class 2 Shares. Class 2 shares are offered only to institutional clients of the Adviser and Bernstein Clients who meet certain minimum requirements for assets under management with Bernstein after giving effect to their investment in the Fund. Class 2 shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class C and Class 1 shares.

            Advisor Class Shares. Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, (iii) officers and present or former Directors or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates; or the Relatives of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person; or (iv) by the categories of investors described in clauses (i), (iii) and (iv) under "Class A Shares - Sales at NAV". Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by ABI for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class C, Class R, Class K or Class 1 shares.

Alternative Purchase Arrangements--Group Retirement Plans and Tax-Deferred Accounts
--------------------------------------------------------------------------

            The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In addition, the Class A CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

            Class A Shares. Class A shares are available at NAV to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not eligible at the beginning of a month for purchases of Class A shares at NAV meets the asset level or number of employees required for such eligibility later in that month, all purchases by the plan will be subject to a sales charge until the next monthly measurement of assets and employees. If a plan terminates the Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's plan.

            Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

            Class R Shares. Class R shares are available to certain group retirement plans with plan assets of up to $10 million. Class R shares are not subject to a front-end sales charge or CDSC, but are subject to a .50% distribution fee.

            Class K Shares. Class K shares are available to certain group retirement plans with plan assets of at least $1 million. Class K shares are not subject to a front-end sales charge or CDSC, but are subject to a .25% distribution fee.

            Class I Shares. Class I shares are available to certain group retirement plans with plan assets of at least $10 million and certain institutional clients of the Adviser who invest at least $2 million in the Fund. Class I shares are not subject to a front-end sales charge, CDSC or distribution fee.

            Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Fund's share class eligibility criteria before determining whether to invest.

            Currently, the Fund makes its Class A shares available at NAV to group retirement plans with plan assets in excess of $10 million. Unless waived under the circumstances described above, a 1%, 1-year CDSC applies to the sale of Class A shares by a plan. Because Class K shares have no CDSC and lower Rule 12b-1 distribution fees and Class I shares have no CDSC or Rule 12b-1 distribution fees, plans should consider purchasing Class K or Class I shares, if eligible, rather than Class A shares.

            In selecting among the Class A, Class K and Class R shares, plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore are not eligible for the waiver of the 1%, 1-year CDSC applicable to Class A shares) should weigh the following:

      o the Rule 12b-1 distribution fees (0.30%) and the 1%, 1-year CDSC with respect to Class A shares;

      o the higher Rule 12b-1 distribution fees (0.50%) and the absence of a CDSC with respect to Class R shares; and

      o the lower Rule 12b-1 distribution fees (0.25%) and the absence of a CDSC with respect to Class K shares.

            Because Class A and Class K shares have lower Rule 12b-1 distribution fees than Class R shares, plans should consider purchasing Class A or Class K shares, if eligible, rather than Class R shares.

Sales Charge Reduction Programs
-------------------------------

            The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Fund is not notified that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder's account.

            Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Fund (and/or any other AllianceBernstein Mutual Fund) into a single "purchase". By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements--Class A Shares". A "purchase" means a single purchase or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

            Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -AllianceBernstein 2000 Retirement Strategy
  -AllianceBernstein 2005 Retirement Strategy
  -AllianceBernstein 2010 Retirement Strategy
  -AllianceBernstein 2015 Retirement Strategy
  -AllianceBernstein 2020 Retirement Strategy
  -AllianceBernstein 2025 Retirement Strategy
  -AllianceBernstein 2030 Retirement Strategy
  -AllianceBernstein 2035 Retirement Strategy
  -AllianceBernstein 2040 Retirement Strategy
  -AllianceBernstein 2045 Retirement Strategy
  -AllianceBernstein 2050 Retirement Strategy
  -AllianceBernstein 2055 Retirement Strategy
 AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Bond Inflation Strategy
  -AllianceBernstein Intermediate Bond Portfolio -AllianceBernstein Real Asset Strategy
  -AllianceBernstein Municipal Bond Inflation Strategy -AllianceBernstein Limited Duration High Income Portfolio -AllianceBernstein International Bond Portfolio
AllianceBernstein Cap Fund, Inc.
  -AllianceBernstein Small Cap Growth Portfolio -AllianceBernstein U.S. Strategic Research Portfolio -AllianceBernstein Market Neutral Strategy-U.S. -AllianceBernstein Market Neutral Strategy-Global -AllianceBernstein International Discovery Equity Portfolio -AllianceBernstein International Focus 40 Portfolio -AllianceBernstein Emerging Markets Multi-Asset Portfolio
AllianceBernstein Core Opportunities Fund, Inc.
AllianceBernstein Equity Income Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Global Bond Fund, Inc.
AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc. AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Income Fund, Inc.
AllianceBernstein International Growth Fund, Inc. AllianceBernstein Large Cap Growth Fund, Inc.
AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -National Portfolio
  -New York Portfolio
  -AllianceBernstein High Income Municipal Portfolio AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein Small/Mid Cap Growth Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small/Mid Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Unconstrained Bond Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Conservative Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Conservative Wealth Strategy -AllianceBernstein Wealth Appreciation Strategy
Sanford C. Bernstein Fund, Inc.
  -AllianceBernstein Intermediate California Municipal Portfolio -AllianceBernstein Intermediate Diversified Municipal Portfolio -AllianceBernstein Intermediate New York Municipal Portfolio -AllianceBernstein International Portfolio
  -Overlay A Portfolio
  -Overlay B Portfolio
  -AllianceBernstein Short Duration Portfolio
  -Tax-Aware Overlay A Portfolio
  -Tax-Aware Overlay B Portfolio
  -Tax-Aware Overlay C Portfolio
  -Tax-Aware Overlay N Portfolio
  -AllianceBernstein Tax-Managed International Portfolio

            Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting ABIS at the address or the "For Literature" telephone number shown on the front cover of this SAI or on the Internet at www.AllianceBernstein.com.

            Cumulative Quantity Discount (Right Of Accumulation). An investor's purchase of additional Class A shares of the Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements--Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

            (i)   the investor's current purchase;

            (ii) the higher of cost or NAV (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse or domestic partner, or child under the age of 21 is the participant; and

            (iii) the higher of cost or NAV of all shares described in paragraph
                  (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

            The initial sales charge you pay on each purchase of Class A shares will take into account your accumulated holdings in all classes of shares of AllianceBernstein Mutual Funds. Your accumulated holdings will be calculated as
(a) the value of your existing holdings as of the day prior to your additional investment or (b) the amount you invested, including reinvested dividends but excluding appreciation and less any amount of withdrawals, whichever is higher.

            For example, if an investor owned shares of an AllianceBernstein Mutual Fund that were purchased for $200,000 and were worth $190,000 at their then current NAV and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

            Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements -Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of the Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs the Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

            Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse or domestic partner each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

            The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

            Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of the Fund can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of this SAI.

            Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

            Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to participate in the Dividend Reinvestment Program.

            In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

            Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

            General. Any shareholder who owns or purchases shares of the Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70 1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. For Class 1 and Class 2 shares, a systematic withdrawal plan is available only to shareholders who own book-entry shares worth $25,000 or more. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

            Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

            Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General". Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

            Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Mutual Fund Application, while current Fund shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

            CDSC Waiver for Class A Shares and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A or Class C shares in a shareholder's account may be redeemed free of any CDSC.

            With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Automatic Sale
--------------

            Class 1 Shares. Under certain circumstances, Bernstein may redeem your Class 1 shares of the Fund without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,000, we may, on at least 60 days' prior written notice, sell your remaining Class 1 shares in the Fund and close your account. We will not close your account if you increase your account balance to $1,000 during the 60 day notice period.

            Class 2 Shares. Under certain circumstances, Bernstein may redeem your Class 2 shares of the Fund without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $250,000, we may, on at least 60 days' prior written notice, sell your remaining Class 2 shares in the Fund and close your account. We will not close your account if you increase your account balance to $250,000 during the 60 day notice period.

Payments to Financial Advisors and Their Firms
----------------------------------------------

            Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

            In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

            In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

            In the case of Class R, Class K and Class 1 shares, up to 100% of the Rule 12b-1 fee applicable to Class R, Class K and Class 1 shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R, Class K and Class 1 shares.

            In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABI may pay a portion of "ticket" or other transactional charges.

            Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      o     upfront sales commissions;

      o     Rule 12b-1 fees;

      o     additional distribution support;

      o     defrayal of costs for educational seminars and training; and

      o payments related to providing sub-accounting or shareholder servicing.

            Please read your Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

            In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees", in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

            For 2011, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $18.0 million. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $16.5 million, for distribution services and education support related to the AllianceBernstein Mutual Funds.

            A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

            The Fund and ABI also make payments for sub-accounting or shareholder servicing to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Fund - Transfer Agency Agreement" above. To the extent that these expenses are paid by the Fund, they are included in "Other Expenses" under "Fees and Expenses of the Fund - Annual Fund Operating Expenses" in your Prospectus.

            If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

            Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

            ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

      Advisor Group, Inc.
      Ameriprise Financial Services
      AXA Advisors
      Cadaret, Grant & Co.
      CCO Investment Services Corp.
      Chase Investment Services
      Commonwealth Financial Network
      Donegal Securities
      Financial Network Investment Company
      LPL Financial Corporation
      Merrill Lynch
      Morgan Stanley Smith Barney
      Multi-Financial Securities Corporation
      Northwestern Mutual Investment Services
      PrimeVest Financial Services
      Raymond James
      RBC Wealth Management
      Robert W. Baird
      UBS Financial Services
      Wells Fargo Advisors

            ABI expects that additional firms may be added to this list from time to time.

            Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

--------------------------------------------------------------------------------

                      REDEMPTION AND REPURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in your Prospectus under the heading "Investing in the Fund". If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. Similarly, if you are a shareholder through a group retirement plan, your plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption
----------

            Subject only to the limitations described below, the Charter of the Company requires that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A or Class C shares, there is no redemption charge. Payment of the redemption price normally will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

            The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of the Fund.

            Payment of the redemption price normally will be made in cash but may be made, at the option of the Fund, in kind. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

            To redeem shares of the Fund by mail, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to confirm whether a Medallion Signature Guarantee is needed.

            Telephone Redemption - Payment by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption with payment by electronic funds transfer by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request for payment by electronic funds transfer may not exceed $100,000, and must be made by 4:00 p.m., Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

            Telephone Redemption - Payment by Check. Each Fund shareholder is eligible to request redemption with payment by check of Fund shares by telephone at (800) 221-5672 before 4:00 p.m., Eastern time on a Fund business day in an amount not exceeding $100,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS, or by checking the appropriate box on the Mutual Fund Application.

            Telephone Redemptions--General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) held in nominee or "street name" accounts, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund, the Adviser, ABI nor ABIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

            The Fund may redeem shares through ABI or financial intermediaries. The redemption price will be the NAV next determined after ABI receives the request (less the CDSC, if any, with respect to the Class A and Class C shares), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by ABI prior to its close of business on that day (normally 5:00 p.m., Eastern time). The financial intermediary is responsible for transmitting the request to ABI by 5:00 p.m., Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase and redemption information that was received prior to the close of business to ABI after 5:00 p.m., Eastern time and receive that day's NAV.). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to ABI either directly or through a financial intermediary. Neither the Fund nor ABI charges a fee or commission in connection with the redemption of shares (except for the CDSC, if any, with respect to Class A and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary, the redemption is settled by the shareholder as an ordinary transaction with or through that financial intermediary, who may charge the shareholder for this service. The redemption of shares of the Fund as described above with respect to financial intermediaries is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

            The Fund reserves the right to close out an account that has remained below $1,000 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

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                              SHAREHOLDER SERVICES

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            The following information supplements that set forth in your Prospectus under the heading "Investing in the Fund". The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

            Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the financial intermediary designated by the investor at the public offering price next determined after ABI receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege
------------------

            You may exchange your investment in the Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present directors or trustees of any AllianceBernstein Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates and (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for a service in the nature of investment advisory or administrative service may, on a tax-free basis, exchange Class A or Class C shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time, on that day.

            Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption. When redemption occurs, the CDSC applicable to the shares of the AllianceBernstein Mutual Fund you originally purchased for cash is applied.

            Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at
(800) 221-5672 to exchange shares. Except with respect to exchanges of Class A or Class C shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

            All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

            Each Fund shareholder and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

            Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m., Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

            A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund.

            None of the AllianceBernstein Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

            The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders to reject any order to acquire its shares through exchange or otherwise, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

            Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent registered public accounting firm, Ernst & Young LLP, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

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                                NET ASSET VALUE

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            The NAV of the Fund is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share NAV is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A business day is any weekday on which the Exchange is open for trading.

            In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value as determined in accordance with procedures established by and under the general supervision of the Board. The Board has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

            Whenever possible, securities are valued based on market information on the business day as of which the value is being determined as follows:

            (a) a security listed on the Exchange, or on another national or foreign exchange (other than securities listed on the Nasdaq Stock Exchange ("NASDAQ")), is valued at the last sale price reflected on the consolidated tape at the close of the exchange. If there has been no sale on the relevant business day, the security is valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on that day, the security is valued in good faith at fair value by, or in accordance with procedures approved by, the Board;

            (b) a security traded on NASDAQ is valued at the NASDAQ Official Closing Price;

            (c) a security traded on more than one exchange is valued in accordance with paragraph (a) above by reference to the principal exchange on which securities are traded;

            (d) a listed put or call option is valued at the last sale price. If there has been no sale on the relevant business day, the security is valued at the closing bid price on that day;

            (e) a currency option is valued using third party pricing models;

            (f) an open futures contract and any option thereon is valued at the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the relevant business day, the security is valued at the last available closing settlement price;

            (g) a security traded in the over-the-counter market, including a security listed on a national securities exchange whose principal market is over-the-counter (as determined by the Adviser), is valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable source(s);

            (h) a right is valued at the last traded price provided by pricing services;

            (i) a warrant is valued at the last traded price provided by pricing services. In instances when a price cannot be obtained through such pricing services warrants will be valued using the last traded price if available or broker bids;

            (j) a U.S. government security and any other debt instrument having 60 days or less remaining until maturity generally is valued at amortized cost if its original maturity was 60 days or less, or by amortizing its fair value as of the 61st day prior to maturity if the original term to maturity exceeded 60 days, unless in either case the Adviser determines that this method does not represent fair value;

            (k) a fixed-income security is valued on the basis of bid prices provided by a pricing service when the Adviser believes that such prices reflect the fair market value of the security. The prices provided by a pricing service may take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. If the Adviser determines that an appropriate pricing service does not exist for a security or prices for a security are not available from a pricing source, the security is valued on the basis of a quoted bid price or spread over the applicable yield curve (a bid spread) by a broker/dealer in such security. The second highest price will be utilized whenever two or more quoted bid prices are obtained;

            (l) a mortgage-backed or asset-backed security is valued on the basis of bid prices obtained from pricing services or bid prices obtained from multiple major broker-dealers in the security when the Adviser believes that these prices reflect the market value of the security. In cases in which broker-dealer quotes are obtained, the Adviser has procedures for using changes in market yields or spreads to adjust, on a daily basis, a recently obtained quoted bid price on a security. The second highest price will be utilized whenever two or more quoted bid prices are obtained; and

            (m) bank loans are valued on the basis of bid prices provided by a pricing service;

            (n) forward and spot currency pricing is provided by pricing services;

            (o) a swap is valued by the Adviser utilizing various external sources to obtain inputs for variables in pricing models; and

            (p) open-end mutual funds are valued at the closing NAV per share and closed-end funds and exchange-traded funds are valued at the closing market price per share.

            The Fund values its securities at their current market value determined on the basis of market quotations as set forth above or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

            The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

            Subject to their oversight, the Directors have delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Directors, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

            The Board may suspend the determination of the Fund's NAV(and the offering and sales of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or
(3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

            For purposes of determining the Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board.

            The assets attributable to each class of shares will be invested together in a single portfolio for the Fund. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

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                       DIVIDENDS, DISTRIBUTIONS AND TAXES

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            Dividends paid by the Fund, if any, with respect to Class A, Class C, Class R, Class K, Class I and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the distribution services fee applicable to a class of shares (if any), and the transfer agency costs relating to a class of shares, will be borne exclusively by the class to which they relate.

            The following summary addresses only the principal U.S. federal income tax considerations pertinent to the Fund and to shareholders of the Fund. This summary does not address the U.S. federal income tax consequences of owning shares to all categories of investors, some of which may be subject to special rules. This summary is based upon the advice of counsel for the Fund and upon current law and interpretations thereof. No confirmation has been obtained from the relevant tax authorities. There is no assurance that the applicable laws and interpretations will not change.

            In view of the individual nature of tax consequences, each shareholder is advised to consult the shareholder's own tax adviser with respect to the specific tax consequences of being a shareholder of the Fund, including the effect and applicability of federal, state, local, foreign and other tax laws and the effects of changes therein.

United States Federal Income Taxation of Dividends and Distributions
--------------------------------------------------------------------

General
-------

            The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency or net income derived from interests in certain qualified publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), securities (other than securities of other regulated investment companies) of any two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or securities of one or more qualified publicly traded partnerships.

            If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

            The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to at least the sum of (i) 98% of its ordinary income for that year, (ii) 98.2% of its capital gain net income for the twelve-month period ending on October 31 that year or, if later during the calendar year, the last day of the Fund's taxable year (i.e., November 30 or December 31) if the Fund so elects, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during that year. Special rules apply to foreign currency gains and certain income derived from passive foreign investment companies for which the Fund has made a "mark-to-market" election. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

            The information set forth in the Prospectus and the following discussion relate solely to the significant U.S. federal income taxes on dividends and distributions by the Fund and assume that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

            The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Income dividends generally are distributed annually; capital gains distributions generally occur annually in December. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. The investment objective of the Fund is such that only a small portion, if any, of the Fund's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

            Some or all of the distributions from the Fund may be treated as "qualified dividend income", taxable to individuals, trusts and estates at a maximum rate of 15% (5% for individuals, trusts and estates in lower tax brackets), if paid on or before December 31, 2012. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of this preferential tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

            Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

            After the end of the calendar year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

            Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if the Fund shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

            Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

            Cost Basis Reporting. As part of the Energy Improvement and Extension Act of 2008, mutual funds are required to report to the Internal Revenue Service (the "IRS") the "cost basis" of shares acquired by a shareholder on or after January 1, 2012 ("covered shares") and subsequently redeemed. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or and individual retirement plan. The "cost basis" of a share is generally its purchase price adjusted for dividends, return of capital, and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. The amount of gain or loss recognized by a shareholder on the sale or redemption of shares is generally the difference between the cost basis of such shares and their sale price. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares.

            Your cost basis in your covered shares is permitted to be calculated using any one of three alternative methods: Average Cost, First In-First Out
(FIFO) and Specific Share Identification. You may elect which method you want to use by notifying the Fund. This election may be revoked or changed by you at any time up to the date of your first redemption of covered shares. If you do not affirmatively elect a cost basis method then the Fund's default cost basis calculation method, which is currently the Average Cost method - will be applied to your account(s). The default method will also be applied to all new accounts established unless otherwise requested.

            If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

            You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

            Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

            Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28% through 2012) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make required certifications, or is notified by the IRS that he or she is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's U.S. federal income tax liability or refunded by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

            The backup withholding tax rate will be 28% for amounts paid through December 31, 2012. The backup withholding rate is currently scheduled to increase to 31% for amounts paid after December 31, 2012.

            Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

            If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income (in addition to taxable dividends actually received), their respective pro-rata shares of foreign taxes paid by the Fund; (ii) treat their pro rata share of such foreign taxes as having been paid by them; and (iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date.

            Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such "pass through" of foreign taxes.

            The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the IRS. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

United States Federal Income Taxation of the Fund
-------------------------------------------------

            The following discussion relates to certain significant U.S. federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

            Passive Foreign Investment Companies. If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect or is unable to elect to either treat such foreign corporation as a "qualified electing fund" within the meaning of the Code or "mark-to-market" the stock of such foreign corporation, the Fund may be subject to United States federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A foreign corporation will be treated as a PFIC if, for the taxable year involved, either (i) such foreign corporation derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce or are held for production of "passive income". In some cases, the Fund may be able to elect to "mark-to-market" stock in a PFIC. If the Fund makes such an election, the Fund would include in its taxable income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included in the Fund's taxable income for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund elects to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of such foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% and calendar year distribution requirements described above.

            Options, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

            Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

            Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

            Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
-----------

            The Fund may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

            Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

            If the income from the Fund is not effectively connected with the foreign shareholder's U.S. trade or business, then, except as discussed below, distributions of the Fund attributable to ordinary income and short-term capital gain paid to a foreign shareholder by the Fund will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. However, distributions of the Fund attributable to short-term capital gains and U.S. source portfolio interest income paid during taxable years of the Fund beginning before January 1, 2012 will not be subject to this withholding tax.

            A foreign shareholder generally would be exempt from federal income tax on distributions of the Fund attributable to net long-term capital gain and on gain realized from the sale or redemption of shares of the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

            If the income from the Fund is effectively connected with a foreign shareholder's U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

            The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

            The tax rules of other countries with respect to an investment in the Fund can differ from the federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

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                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

            Subject to the general oversight of the Board, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). The Fund does not consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such consideration.

            When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. In these cases, the transaction cost charged by the executing broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

            Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impracticable to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

            The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts. Research services furnished by broker-dealers as a result of the placement of Fund brokerage could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Fund.

            The Fund may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

            Investment decisions for the Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment ojectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

            Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

            The Fund's portfolio transactions in equity securities may occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. On many foreign stock exchanges these commissions are fixed. Securities traded in foreign over-the-counter markets (including most fixed-income securities) are purchased from and sold to dealers acting as principal. Over-the-counter transactions generally do not involve the payment of a stated commission, but the price usually includes an undisclosed commission or markup. The prices of underwritten offerings, however, generally include a stated underwriter's discount. The Adviser expects to effect the bulk of its transactions in securities of companies based in foreign countries through brokers, dealers or underwriters located in such countries. U.S. Government or other U.S. securities constituting permissible investments will be purchased and sold through U.S. brokers, dealers or underwriters.

            The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser (the "Affiliated Broker"). In such instances the placement of orders with such broker would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that the Affiliated Broker is an affiliate of the Adviser. With respect to orders placed with the Affiliated Broker for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

Disclosure of Portfolio Holdings
--------------------------------

            The Fund believes that the ideas of the Adviser's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

            The Adviser has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

            The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser may post portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser generally posts on the website a complete schedule of the Fund's portfolio securities, generally as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by the portfolio security. In addition to the schedule of portfolio holdings, the Adviser posts information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by credit risk or securities type, as applicable, approximately 45 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

            The Adviser may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, (i) to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Fund (including, without limitation, pricing services and proxy voting services), (ii) to facilitate the review of the Fund by rating agencies, (iii) for the purpose of due diligence regarding a merger or acquisition, or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. The Adviser does not expect to disclose information about the Fund's portfolio holdings to individual or institutional investors in the Fund or to intermediaries that distribute the Fund's shares without making such information public as described herein. Information may be disclosed with any frequency and any lag, as appropriate.

            Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, however, the Adviser's Chief Compliance Officer (or his designee) must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

            The Adviser has established procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund's shareholders. The Adviser's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Chief Compliance Officer or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Board on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

            In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Fund's portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) RR Donnelley Financial, Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the Fund's assets; (iv) Risk Metrics for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information unless specifically authorized.

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                              GENERAL INFORMATION

--------------------------------------------------------------------------------

            The Fund is a series of AllianceBernstein Cap Fund, Inc., a Maryland corporation. The Fund was organized in 2011 under the name "AllianceBernstein Emerging Markets Equity Portfolio".

            The Board is authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Board may create additional series of shares in the future, for reasons such as the desire to establish one or more additional portfolios of the Fund with different investment objectives, policies or restrictions. Any issuance of shares of another series would be governed by the 1940 Act and the laws of the State of Maryland.

            It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

            A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current NAV of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios and additional classes of shares within the Fund. If an additional portfolio or an additional class within the Fund were established, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as separate series.

            Each class of shares of the Fund represents an interest in the same portfolio of investments and has the same rights and is identical in all respects, except that each class of shares bears its own Rule 12b-1 fees (if any) and transfer agency expenses. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

Custodian and Accounting Agent
------------------------------

            State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as the custodian for the assets of the Fund but plays no part in deciding on the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into subcustodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

            ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement, the Fund has agreed to indemnify ABI, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

            Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

            [_____________], [_______________], has been selected as the independent registered public accounting firm for the Fund.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

            The Fund, the Adviser and ABI have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

            The Fund has adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

            Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Fund's website at www.AllianceBernstein.com; or both; and (2) on the SEC's website at www.sec.gov.

Additional Information
----------------------

            Shareholder inquiries may be directed to the shareholder's financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or on the Internet at www.AllianceBernstein.com.

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        FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM

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The financial statements of the Fund for the fiscal year end is not available because the Fund has not yet commenced operations.

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                                  APPENDIX A:

                           STATEMENT OF POLICIES AND
                          PROCEDURES FOR PROXY VOTING

--------------------------------------------------------------------------------

1.    Introduction

      As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize shareholder value. We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

      This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.    Proxy Policies

      Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting "litmus test" will always be what we view as most likely to maximize shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, when a company engages in illegal activities or other anti-social behavior, we exercise our proxy voting rights considering such behavior.

      This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

      2.1.  Corporate Governance

            AllianceBernstein's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the U.S. Securities and Exchange Commission ("SEC") in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

      2.2.  Elections of Directors

            Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

      2.3.  Appointment of Auditors

            AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

      2.4.  Changes in Legal and Capital Structure

            Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

      2.5.  Corporate Restructurings, Mergers and Acquisitions

            AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

      2.6.  Proposals Affecting Shareholder Rights

            AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

      2.7.  Anti-Takeover Measures

            AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

      2.8.  Executive Compensation

            AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets where remuneration reports are not required for all companies (for instance, in the U.S. such reports are required only for companies that received funds from the Troubled Asset Relief Program ("TARP") but not other companies), we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee's report. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that the important common objective of management and shareholders is met, which is maximizing the value of the company. In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that have received governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the SEC took appropriate steps to ensure more complete and transparent disclosure of executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require
            it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

      2.9.  Social and Corporate Responsibility

            These types of shareholder proposals often raise complex and controversial issues that may have both a financial and non-financial effect on the company. They reflect increasing shareholder concern about Socially Responsible Investing, which may include environmental, social and governance-related issues, as well as other forms of responsible investing and proxy voting. These proposals present a special set of challenges because, beyond distinctions between legal and illegal activity, perspectives on social good vary widely, not only across borders but also from shareholder to shareholder.

            Maximizing long-term shareholder value is the overriding concern in considering these proposals, so AllianceBernstein will review and analyze them on a case-by-case basis to determine what effect, if any, they will have on the future earnings of the company. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.    Proxy Voting Procedures

      3.1.  Proxy Voting Committees

            Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

      3.2.  Conflicts of Interest

            AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients' best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

            Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

      3.3.  Proxies of Certain Non-U.S. Issuers

            Proxy voting in certain countries requires "share blocking". Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

            In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

      3.4.  Loaned Securities

            Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

      3.5.  Proxy Voting Records

            Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

            [ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

            You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, go to the SEC's web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

                                     PART C
                               OTHER INFORMATION

ITEM 28.     Exhibits

      (a)   (1)   Articles of Amendment and Restatement of Articles of
                  Incorporation of Registrant dated May 11, 2011 and filed May
                  16, 2011 - Incorporated by reference to Exhibit (a) to
                  Post-Effective Amendment No. 96 of Registrant's Registration
                  Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on June 3, 2011.

            (2) Articles Supplementary to Articles of Incorporation of Registrant, dated June 15, 2011 and filed June 16, 2011 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 97 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on June 17, 2011.

            (3) Articles Supplementary to Articles of Incorporation of Registrant, dated September 21, 2011 and filed September 21, 2011 - Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 105 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on September 22, 2011.

            (4) Articles Supplementary to Articles of Incorporation of Registrant, dated August 5, 2011 and filed August 8, 2011 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 106 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on September 23, 2011.

      (b) Amended and Restated By-Laws of Registrant - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 81 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on August 30, 2006.

      (c)   Not applicable.

      (d) Investment Advisory Contract between the Registrant and AllianceBernstein L.P., dated July 22, 1992, as amended September 7, 2004, December 15, 2004, December 23, 2009, August 2, 2010, October 26, 2010, July 6, 2011 and August 31, 2011 - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 106 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on September 23, 2011.

      (e)   (1)   Distribution Services Agreement between the Registrant and
                  AllianceBernstein Investments, Inc. (formerly known as
                  Alliance Fund Distributors, Inc.), dated July 22, 1992 -
                  Incorporated by reference to Exhibit 6(a) to Post-Effective
                  Amendment No. 63 of Registrant's Registration Statement on
                  Form N-1A (File Nos. 2-29901 and 811-1716), filed with the
                  Securities and Exchange Commission on January 30, 1998.

            (2) Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) dated July 19, 1996
                  - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 61 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on February 3, 1997.

            (3) Form of Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.), dated March 1, 2005 - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 79 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on February 28, 2005.

            (4) Form of Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc., dated June 14, 2006 - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 82 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on October 31, 2006.

            (5) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.), dated July 22, 1992, as amended as of April 30, 1993 - Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 86 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on October 6, 2009.

            (6) Form of Selected Dealer Agreement between AllianceBernstein Investments, Inc. and selected dealers offering shares of the Registrant - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

            (7) Form of Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research Management, Inc.) and selected agents making available shares of the Registrant - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 34 of the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 28, 2005.

            (8) Selected Dealer Agreement between AllianceBernstein Investments, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated making available shares of the Registrant effective April 30, 2009 - Incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

            (9) Load Fund Operating Agreement between AllianceBernstein Investments, Inc. and Charles Schwab & Co., Inc. making available shares of the Registrant, dated as of June 1, 2007 - Incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

            (10) Cooperation Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research Management, Inc.) and UBS AG, dated November 1, 2005 - Incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

      (f)   Not applicable.

      (g)   (1)   Master Custodian Agreement between the Registrant and
                  State Street Bank and Trust Company, effective August 3, 2009
                  - Incorporated by reference to Exhibit (g) to Post-Effective
                  Amendment No. 51 of the Registration Statement on Form N-1A of
                  AllianceBernstein Variable Products Series Fund, Inc. (File
                  Nos. 33-18647 and 811-5398), filed with the Securities and Exchange Commission on April 29, 2010.

            (2) Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, regarding the AllianceBernstein International Discovery Equity Portfolio, effective October 15, 2010 - Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 92 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on October 25, 2010.

      (h)   (1)   Transfer Agency Agreement between the Registrant and
                  AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 63 of
                  Registrant's Registration Statement on Form N-1A (File Nos.
                  2-29901 and 811-1716), filed with the Securities and Exchange
                  Commission on January 30, 1998.

            (2) Form of Amendment to Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 82 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on October 31, 2006.

            (3) Form of Expense Limitation Agreement, dated July 6, 2011 between the Registrant, on behalf of AllianceBernstein International Focus 40 Portfolio, and AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 99 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on July 6, 2011.


      (i) Opinion and Consent of Seward & Kissel LLP - To be filed by amendment.

      (j)   Not applicable.


      (k)   Not applicable.

      (l)   Not applicable.

      (m)   Rule 12b-1 Plan - See Exhibit (e)(1) hereto.

      (n) Amended and Restated Rule 18f-3 Plan, dated March 9, 2011, - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 95 of Registrant's Pos-Ex filing to Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on May 26, 2011.

      (o)   Not applicable.

      (p)   (1)   Code of Ethics for the Fund - Incorporated by reference to
                  Exhibit (p)(1) to Post-Effective Amendment No. 74 of the
                  Registration Statement on Form N-1A of AllianceBernstein Bond
                  Fund, Inc. (File Nos. 2-48227 and 811-2383), filed with the
                  Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

            (2) Code of Ethics for the AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

Other Exhibits:

            Powers of Attorney for: John H. Dobkin, Michael J. Downey, William
            H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Robert M. Keith, Garry L. Moody, Marshall C. Turner, Jr. and Earl D. Weiner - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 101 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-1716), filed with the Securities and Exchange Commission on August 5, 2011.

ITEM 29.    Persons Controlled by or under Common Control with Registrant.

            None.

ITEM 30.    Indemnification.

            It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article NINTH of Registrant's Articles of Restatement of Articles of Incorporation, filed as Exhibit (a) in response to Item 28, Article IX of the Registrant's Amended and Restated By-Laws filed as Exhibit (b) in response to Item 28 and Section 10 of the Distribution Services Agreement filed as Exhibit (e)(1) in response to Item 28, all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article NINTH of Registrant's articles of Restatement of Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Contract filed as Exhibit (d) in response to Item 28, as set forth below.

            Article NINTH of the Registrant's Articles of Restatement of Articles of Incorporation reads as follows:

            NINTH: (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

            (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

            (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall effect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

            ARTICLE IX of the Registrant's Amended and Restated By-Laws reads as follows:

            To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to
(a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

            Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

            The Investment Advisory Contract between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever, except for lack of good faith, and that nothing therein shall be deemed to protect, or purport to protect, AllianceBernstein L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of reckless disregard of its obligations and duties thereunder.

            The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. ("ABI") provides that Registrant will indemnify, defend and hold ABI and any person who controls it within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABI or any such controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's registration statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading, provided that nothing therein shall be so construed as to protect ABI against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence with the performance of its duties thereunder, or by reason of reckless disregard of its obligation and duties thereunder.

            The foregoing summaries are qualified by the entire text of Registrant's articles of Restatement of Articles of Incorporation, Amended and Restated By-Laws, the Investment Advisory Contact between the Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between the Registrant and ABI.

            Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

            In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment adviser and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

ITEM 31.    Business and Other Connections of Investment Adviser.

            The descriptions of AllianceBernstein L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

            The information as to the directors and executive officers of AllianceBernstein Corporation, the general partner of AllianceBernstein L.P., set forth in AllianceBernstein L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 32.    Principal Underwriters.

            (a) ABI, the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. ABI is the Principal Underwriter or Distributor for the following investment companies:

            AllianceBernstein Balanced Shares, Inc.
            AllianceBernstein Blended Style Series, Inc.
            AllianceBernstein Bond Fund, Inc.
            AllianceBernstein Core Opportunities Fund, Inc.
            AllianceBernstein Corporate Shares
            AllianceBernstein Equity Income Fund, Inc.
            AllianceBernstein Exchange Reserves
            AllianceBernstein Fixed-Income Shares, Inc.
            AllianceBernstein Global Bond Fund, Inc.
            AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc.
            AllianceBernstein Greater China '97 Fund, Inc.
            AllianceBernstein Growth and Income Fund, Inc.
            AllianceBernstein High Income Fund, Inc.
            AllianceBernstein Institutional Funds, Inc.
            AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
            AllianceBernstein International Growth Fund, Inc.
            AllianceBernstein Large Cap Growth Fund, Inc.
            AllianceBernstein Municipal Income Fund, Inc.
            AllianceBernstein Municipal Income Fund II
            AllianceBernstein Short Duration Portfolio(1)
            AllianceBernstein Small/Mid Cap Growth Fund, Inc.
            AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Trust
            AllianceBernstein Unconstrained Bond Fund, Inc.
            AllianceBernstein Variable Products Series Fund, Inc.
            Sanford C. Bernstein Fund II, Inc.
            The AllianceBernstein Pooling Portfolios
            The AllianceBernstein Portfolios

--------

(1) This is a retail Portfolio of Sanford C. Bernstein Fund, Inc. which consists of Classes A, B and C shares.

            (b) The following are the Directors and Officers of ABI, the principal place of business of which is 1345 Avenue of the Americas, New York, New York 10105.

                               POSITIONS AND OFFICES         POSITIONS AND
NAME                             WITH UNDERWRITER        OFFICES WITH REGISTRANT
----                           ---------------------    ------------------------

Directors
---------

Robert M. Keith                Director and President      President and Chief
                                                           Executive Officer

Mark R. Manley                 Director and Secretary

Officers
--------

Emilie D. Wrapp                Senior Vice President,      Secretary
                               Assistant General Counsel
                               and Assistant Secretary

Kenneth F. Barkoff             Senior Vice President

Laurence H. Bertan             Senior Vice President and
                               Assistant Secretary

Peter G. Callahan              Senior Vice President

Kevin T. Cannon                Senior Vice President

Russell R. Corby               Senior Vice President

John W. Cronin                 Senior Vice President

John C. Endahl                 Senior Vice President

Adam E. Engelhardt             Senior Vice President

John Edward English            Senior Vice President

Edward J. Farrell              Senior Vice President
                               and Controller

Michael Foley                  Senior Vice President

Mark A. Gessner                Senior Vice President

Kenneth L. Haman               Senior Vice President

Michael S. Hart                Senior Vice President

Joseph P. Healy                Senior Vice President

Mary V. Kralis Hoppe           Senior Vice President

Harold Hughes                  Senior Vice President

Scott Hutton                   Senior Vice President

Ajai M. Kaul                   Senior Vice President

Georg Kyd-Rebenburg            Senior Vice President

Eric L. Levinson               Senior Vice President

James M. Liptrot               Senior Vice President and
                               Assistant Controller

William Marsalise              Senior Vice President

Joanna D. Murray               Senior Vice President

Daniel A. Notto                Senior Vice President,
                               Counsel and Assistant
                               Secretary

John J. O'Connor               Senior Vice President

Suchet Padhye (Pandurang)      Senior Vice President

Mark A. Pletts                 Senior Vice President

Guy Prochilo                   Senior Vice President

Miguel A. Rozensztroch         Senior Vice President

Stephen C. Scanlon             Senior Vice President

John P. Schmidt                Senior Vice President

Gregory K. Shannahan           Senior Vice President

Elizabeth M. Smith             Senior Vice President

Mark Sullivan                  Senior Vice President

Peter J. Szabo                 Senior Vice President

Joseph T. Tocyloski            Senior Vice President

Derek Yung                     Senior Vice President

DeAnna D. Beedy                Vice President

Christopher M. Berenbroick     Vice President

Chris Boeker                   Vice President

Brandon W. Born                Vice President

James J. Bracken               Vice President

Richard A. Brink               Vice President

Shaun D. Bromley               Vice President

Brian Buehring                 Vice President

Michael A. Capella             Vice President

Alice L. Chan                  Vice President

Laura A. Channell              Vice President

Nelson Kin Hung Chow           Vice President

Flora Chuang                   Vice President

Peter T. Collins               Vice President

Michael C. Conrath             Vice President

Dwight P. Cornell              Vice President

Robert A. Craft                Vice President

Silvio Cruz                    Vice President

Walter F. Czaicki              Vice President

John M. D'Agostino             Vice President

Christine M. Dehil             Vice President

Giuliano De Marchi             Vice President

Ralph A. DiMeglio              Vice President

Joseph T. Dominguez            Vice President

Barbara Anne Donovan           Vice President

Robert Dryzgula                Vice President

Daniel Ennis                   Vice President

Gregory M. Erwinski            Vice President

Michael J. Ferraro             Vice President

Yuko Funato                    Vice President

Kevin T. Gang                  Vice President

Mark C. Glatley                Vice President

Stefanie M. Gonzalez           Vice President

Kimberly A. Collins Gorab      Vice President

Tetsuya Hada                   Vice President

Brian P. Hanna                 Vice President

Kenneth Handler                Vice President

Terry L. Harris                Vice President

Oliver Herson                  Vice President

Lia A. Horii                   Vice President

Vincent Huang                  Vice President

Eric S. Indovina               Vice President

Tina Kao                       Vice President

Hiroshi Kimura                 Vice President

Scott M. Krauthamer            Vice President

Stephen J. Laffey              Vice President and          Assistant Secretary
                               Counsel

Jeffrey J. Lamb                Vice President

Christopher J. Larkin          Vice President

Chang Hyun Lee                 Vice President

Jonathan M. Liang              Vice President

Karen (Yeow Ping) Lim          Vice President

Laurel E. Lindner              Vice President

Darren L. Luckfield            Vice President

Todd Mann                      Vice President

Silvia Manz                    Vice President

Osama Mari                     Vice President

Russell B. Martin              Vice President

Nicola Meotti                  Vice President

Yuji Mihashi                   Vice President

Bart D. Miller                 Vice President

David Mitchell                 Vice President

Thomas F. Monnerat             Vice President

Paul S. Moyer                  Vice President

Juan Mujica                    Vice President

Jennifer A. Mulhall            Vice President

John F. Multhauf               Vice President

Robert D. Nelms                Vice President

Jamie A. Nieradka              Vice President

Suzanne E. Norman              Vice President

Alex E. Pady                   Vice President

David D. Paich                 Vice President

Kimchu Perrington              Vice President

Leo J. Peters IV               Vice President

Thomas C. Pfeifer              Vice President

Jeffrey Pietragallo            Vice President

Joseph J. Proscia              Vice President

John D. Prosperi               Vice President

Carol H. Rappa                 Vice President

Jessie A. Reich                Vice President

James A. Rie                   Vice President

Lauryn A. Rivello              Vice President

Patricia A. Roberts            Vice President

Claudio Rondolini              Vice President

Gregory M. Rosta               Vice President and
                               Assistant Secretary

Craig Schorr                   Vice President

Kristin M. Seabold             Vice President

William D. Shockley            Vice President

Karen Sirett                   Vice President

John F. Skahan                 Vice President

Orlando Soler                  Vice President

Daniel L. Stack                Vice President

Jason P. Stevens               Vice President

Peter Stiefel                  Vice President

Sharon Su                      Vice President

Atsuko Takeuchi                Vice President

Scott M. Tatum                 Vice President

Jay D. Tini                    Vice President

William Tohme                  Vice President

Keri-Ann S. Toritto            Vice President

Laura L. Tocchet               Vice President

Louis L. Tousignant            Vice President

Ming (Ming Kai) Tung           Vice President

Christian B. Verlingo          Vice President

Christian G. Wilson            Vice President

Stephen M. Woetzel             Vice President

Chapman Tsan Man Wong          Vice President

Joanna Wong (Chun-Yen)         Vice President

Yoshinari Yagi                 Vice President

Isabelle (Hsin-I) Yen          Vice President

Oscar Zarazua                  Vice President

Martin J. Zayac                Vice President

Aimee K. Alan                  Assistant Vice President

Constantin L. Andreae          Assistant Vice President

Steven D. Barbesh              Assistant Vice President

Claudio Roberto Bello          Assistant Vice President

Roy C. Bentzen                 Assistant Vice President

Robert A. Brazofsky            Assistant Vice President

James M. Broderick             Assistant Vice President

Erik Carell                    Assistant Vice President

Christopher J. Carrelha        Assistant Vice President

Mikhail Cheskis                Assistant Vice President

Daisy (Sze Kie) Chung          Assistant Vice President

Francesca Dattola              Assistant Vice President

Marc J. Della Pia              Assistant Vice President

Arend J. Elston                Assistant Vice President

Robert A. Fiorentino           Assistant Vice President

Cecilia N. Gomes               Assistant Vice President

Friederike Grote               Assistant Vice President

Joseph Haag                    Assistant Vice President

Brian M. Horvath               Assistant Vice President

Sylvia Hsu                     Assistant Vice President

Isabelle Husson                Assistant Vice President

Jang Joong Kim                 Assistant Vice President

Junko Kimura                   Assistant Vice President

Aaron S. Kravitz               Assistant Vice President

Edward G. Lamsback             Assistant Vice President

Ginnie Li                      Assistant Vice President

Jim Liu                        Assistant Vice President

Mark J. Maier                  Assistant Vice President

Matthew J. Malvey              Assistant Vice President

David G. Mitchell              Assistant Vice President

Rachel A. Moon                 Assistant Vice President

Nora E. Murphy                 Assistant Vice President

William N. Parker              Assistant Vice President

Brian W. Paulson               Assistant Vice President

Steven Pavlovic                Assistant Vice President

Pablo Perez                    Assistant Vice President

Anthony W. Piccola             Assistant Vice President

Jared M. Piche                 Assistant Vice President

Mark A. Quarno                 Assistant Vice President

Jennifer B. Robinson           Assistant Vice President

Jennifer R. Rolf               Assistant Vice President

Richard A. Schwam              Assistant Vice President

Michael J. Shavel              Assistant Vice President

Chizu Soga                     Assistant Vice President

Chang Min Song                 Assistant Vice President

Matthew M. Stebner             Assistant Vice President

Michiyo Tanaka                 Assistant Vice President

Miyako Taniguchi               Assistant Vice President

Laurence Vandecasteele         Assistant Vice President

Annabelle C. Watson            Assistant Vice President

Wendy Weng                     Assistant Vice President

Jeffrey Western                Assistant Vice President

William Wielgolewski           Assistant Vice President

Colin T. Burke                 Assistant Secretary


            (c) Not applicable.

ITEM 33.    Location of Accounts and Records.

            The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111. All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 34.    Management Services.

            Not applicable.

ITEM 35.    Undertakings.

            Not applicable.

                                   SIGNATURE


        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 7th day of November, 2011.


                                             ALLIANCEBERNSTEIN CAP FUND, INC.

                                             By: Robert M. Keith*
                                                 ---------------
                                                 Robert M. Keith
                                                 President


        Pursuant to the requirements of the Securities Act of l933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


          Signature                        Title                Date
          ----------                       ------               -----

(1) Principal Executive Officer:


    Robert M. Keith *                President and Chief     November 7, 2011
    ---------------                  Executive Officer
    Robert M. Keith


(2) Principal Financial and
    Accounting Officer:


    /s/ Joseph J. Mantineo           Treasurer               November 7, 2011
    ----------------------           and Chief Financial
       Joseph J. Mantineo            Officer


(3) All of the Directors:
    --------------------

    John H. Dobkin*
    Michael J. Downey*
    William H. Foulk, Jr.*
    D. James Guzy*
    Nancy P. Jacklin*
    Garry L. Moody*
    Robert M. Keith*
    Marshall C. Turner, Jr.*
    Earl D. Weiner*


    *By:    /s/ Stephen J. Laffey                            November 7, 2011
            -----------------------
                Stephen J. Laffey
                (Attorney-in-fact)

                               Index to Exhibits


Exhibit No.           Description of Exhibits
-----------           -----------------------












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